united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions ___

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst/Millburn Dynamic Commodity Strategy Fund
(CFHAX, CFHCX, CFHIX)
Catalyst/Warrington Strategic Program Fund
(CWXAX, CWXCX, CWXIX)
Catalyst Systematic Alpha Fund
(ATRAX, ATRCX, ATRFX)
Catalyst/Teza Algorithmic Allocation Fund
(TEZAX, TEZCX, TEZIX)
Catalyst Income and Multi Strategy Fund
(formerly, Catalyst Multi Strategy Fund)
(ACXAX, ACXCX, ACXIX)
Catalyst Nasdaq-100 Hedged Equity Fund
(formerly, the EAVOL Nasdaq-100 Volatility Overlay Fund)
(CLPAX, CLPCX, CLPFX)
Catalyst/Millburn Hedge Strategy Fund
(MBXAX, MBXCX, MBXIX)
Catalyst Buffered Shield Fund
(SHIEX, SHINX, SHIIX)

December 31, 2021

Mutual Fund Series Trust

CATALYST FUNDS

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Portfolio Review	Page 1

Schedule of Investments	Page 9

Statements of Assets and Liabilities	Page 43

Statements of Operations	Page 45

Statements of Changes in Net Assets	Page 47

Financial Highlights	Page 51

Notes to Financial Statements	Page 67

Supplemental Information	Page 90

Expense Example	Page 95

Privacy Notice	Page 96

Catalyst/Millburn Dynamic Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

				Annualized
			Annualized 5 Year	Since
	6 Month Return	1 Year Return	Return	Inception**
Class A	6.59%	0.10%	0.12%	0.78%
Class A with load	0.49%	(5.65)%	(1.06)%	(0.17)%
Class C	6.16%	(0.71)%	(0.63)%	0.03%
Class I	6.76%	0.39%	0.38%	1.05%
S&P 500 Total Return Index (a)	11.67%	28.71%	18.47%	17.88%
Bloomberg Commodity Total Return Index(b)	4.92%	27.11%	3.66%	2.92%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses are 2.81% for Class A, 3.56% for Class C and 2.56% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to June 2021 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the BCOM. This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. Investors cannot invest directly in an index.

**	Inception date is September 30, 2015.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Exchange Traded Funds	28.1%
U.S. Government & Agencies	22.5%
Institutional Financial Services	6.7%
Electrical Equipment	3.2%
Timber REIT	3.4%
Specialty REIT	2.6%
Renewable Energy	1.3%
Chemicals	1.4%
Electric Utilities	1.1%
Automotive	0.9%
Other/Cash & Equivalents	28.8%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Warrington Strategic Program Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	4.39%	8.04%	(4.30)%	0.56%	8.61%	N/A
Class A with load	(1.65)%	1.83%	(5.43)%	-0.03%	8.21%	N/A
Class C	3.86%	7.14%	(5.04)%	N/A	N/A	(1.43)%
Class I	4.55%	8.41%	(4.06)%	N/A	N/A	(0.45)%
S&P 500 Total Return Index (a)	11.67%	28.71%	18.47%	16.55%	10.82%	15.95%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.56% for Class A, 3.32% for Class C and 2.29% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 15, 2005 for Class A and the benchmark.

***	Inception date is August 30, 2013 for Class C, Class I and benchmark.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

United States Government Security
Private Investment Fund	3.3%
Other/Cash & Equivalents	96.7%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Systematic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	8.89%	25.71%	8.75%	5.41%
Class A with load	2.59%	18.44%	7.47%	4.57%
Class C	8.20%	24.63%	7.86%	4.56%
Class I	8.73%	25.74%	8.96%	5.58%
S&P 500 Total Return Index(a)	11.67%	28.71%	18.47%	15.17%
BNP Paribas Catalyst Systematic Alpha Index(b)	(7.94)%	5.30%	6.16%	8.94%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 6.43% for Class A, 7.19% for Class C and 6.18% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to November 2017 does not reflect the Fund’s current strategy.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The BNP Paribas Catalyst Systematic Alpha Index™ (“BNPP CASA Index”) is a rules-based Index designed to capitalize on structural inefficiencies and behavioral biases (risk premia) present within the equity, fixed-income, commodity, and currency markets. The BNPP CASA Index is composed of seven rules-based Index Components created by BNP Paribas (each, a “BNPP Index Component”). Carry Risk Premium captures the tendency for higher yielding assets to outperform lower yielding assets over time. Volatility Risk Premium captures the behavioral tendency of markets to exaggerate the probability of near-term market corrections. Momentum Risk Premium captures the tendency for assets that have performed well in the recent past to continue to perform well, and assets that have performed poorly in the recent past to continue to perform poorly. The BNPP CASA Index was established on October 31, 2017. The index provider has produced historical returns for the CSA Index for periods prior to October 31, 2017 by applying the BNPP CASA Index methodology and protocols to historical market data. While believed to be reliable, performance data prior to October 31, 2017, should be considered hypothetical.

**	Inception date is July 31, 2014.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Security type ^	% of Net Assets
Semiconductors	4.7%
Technology Hardware	3.4%
Transportation & Logistics	2.2%
Exchange Traded Funds	2.0%
Chemicals	1.8%
Software	1.3%
Healthcare Facilities & Services	1.2%
Home Construction	1.2%
Biotech & Pharma	1.1%
Metals & Mining	1.1%
Other/Cash & Equivalents	80.0%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Teza Algorithmic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	5.06%	1.30%	(0.26)%
Class A with load	(0.95)%	(4.49)%	(3.17)%
Class C	4.65%	0.44%	(1.07)%
Class I	5.17%	1.41%	(0.08)%
S&P 500 Total Return Index(a)	11.67%	28.71%	23.44%
S&P 10% Vol Risk Parity Total Return Index(b)	5.32%	15.04%	13.23%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2021 the Fund’s total annual operating expenses, including the cost of underlying funds, are 4.00% for Class A, 4.75% for Class C and 3.75% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The S&P 10% Vol Risk Parity Total Return Index measures the performance of a multi-asset risk parity strategy that allocates risk equally among equity, fixed income, and commodities futures contracts. Investors cannot invest directly in an index.

**	Inception date is December 31, 2019.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Top Holdings by Investment Type ^	% of Net Assets
Exchange Traded Funds	50.8%
U.S. Government & Agencies	6.2%
Other/Cash & Equivalents	43.0%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Income and Multi-Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	(4.30)%	1.55%	1.53%	N/A	N/A	0.23%
Class A with load	(9.78)%	(4.30)%	0.34%	N/A	N/A	(0.69)%
Class C	(4.61)%	0.90%	0.79%	N/A	N/A	(0.53)%
Class I (a)	(4.13)%	1.85%	1.80%	1.28%	3.40%	N/A
BofAML 3 Month Treasury Bill Index (b)	0.02%	0.05%	1.14%	0.63%	0.67%	0.95%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 5.72% for Class A, 6.36% for Class C and 5.37% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to November 2021 does not reflect the Fund’s current strategy.

(a)	The Fund acquired all of the assets and liabilities of Auctos Global Diversified Fund, LLC (the “Predecessor Fund”) in a tax-free reorganization on August 13, 2015. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on October 31, 2007. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

**	Inception date is October 31, 2007 for Class I and benchmarck.

***	Inception date is August 13, 2015 for Class A, Class C and benchmark.

Holdings by Security Type ^	% of Net Assets
Fixed Income	47.1%
Specialty Finance	21.0%
Real Estate Investment Trusts	3.3%
REITs	1.5%
Other/Cash & Equivalents	27.1%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Nasdaq-100 Hedged Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	8.78%	13.12%	8.18%	6.32%
Class A with load	2.50%	6.61%	6.91%	5.54%
Class C	8.41%	12.26%	7.37%	5.48%
Class I	8.97%	13.37%	8.46%	6.02%
Nasdaq 100 Index(a)	12.50%	27.51%	28.63%	22.13%
S&P 500 Total Return Index(b)	11.67%	28.71%	18.47%	14.78%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses are 2.82% for Class A, 3.57% for Class C and 2.57% for Class I shares . Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to October 2020 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The Nasdaq 100 Index is a large-capitalization growth index comprised of the 100 largest domestic and international (including emerging markets) non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NDX is concentrated in the technology sector Investors cannot invest directly in an index.

(b)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 31, 2013 for Class A, Class C and the Benchmark, and June 6, 2014 for Class I.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Exchange Traded Funds	26.7%
Software	9.7%
Semiconductors	9.5%
Technology Hardware	8.0%
Internet Media & Services	8.0%
E-Commerce Discretionary	4.8%
Automotive	3.2%
Technology Services	2.0%
Biotech & Pharma	1.9%
Cable & Satellite	1.4%
Other/Cash & Equivalents	24.8%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Millburn Hedge Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***	Since Inception****
Class A	(0.72)%	16.62%	7.84%	N/A	N/A	9.29%	N/A
Class A with load	(6.42)%	9.93%	6.57%	N/A	N/A	8.21%	N/A
Class C	(1.10)%	15.73%	7.02%	N/A	N/A	8.46%	N/A
Class C-1	(1.10)%	15.73%	N/A	N/A	N/A	NA	27.17%
Class I (a)	(0.60)%	16.89%	8.11%	9.07%	10.73%	N/A	N/A
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index (b)	0.02%	0.05%	1.14%	0.63%	2.06%	1.01%	0.06%
Credit Suisse Managed Futures Hedge Fund Index (c)	1.83%	8.19%	2.98%	1.81%	4.40%	7.89%	14.73%
S&P 500 Total Return Index (d)	11.67%	28.71%	18.47%	16.55%	9.76%	17.22%	40.04%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses are 2.29% for Class A, 3.04% for Class C, 3.02% for Class C-1 and 2.04% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Fund acquired all of the assets and liabilities of Millburn Hedge Fund, L.P. (the “Predecessor Fund”) in a tax-free reorganization on December 28, 2015. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on January 1, 1997. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

(c)	Credit Suisse Managed Futures Hedge Fund Index is designed to broadly represent the performance of Managed Futures hedge funds in the Credit Suisse database representing at least 85% of total Managed Futures hedge fund assets under management. Investors cannot invest directly in an index.

(d)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is January 1, 1997 for I shares and Benchmarks.

***	Inception date is December 28, 2015 for Class A shares, Class C shares and Benchmarks.

****	Inception date is October 30, 2020 for Class C-1 shares and Benchmarks.

Holdings by Security Type ^	% of Net Assets
Exchange Traded Funds	48.2%
U.S. Treasury Notes	27.3%
Other/Cash & Equivalents	24.5%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Buffered Shield Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

				Annualized Since
	6 Month Return	1 Year Return	5 Year Return	Inception**
Class A	5.38%	14.00%	9.44%	7.41%
Class A with Load	-0.71%	7.49%	8.16%	6.46%
Class C	5.04%	13.16%	N/A	8.43%
Class I	5.49%	14.28%	9.69%	7.67%
S&P 500 Total Return Index (a)	11.67%	28.74%	26.07%	18.47%
HFRX Equity Hedge Index (b)	3.97%	12.14%	4.79%	2.96%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2021 the Fund’s total gross annual operating expenses are 1.89% for Class A, 2.64% for Class C and 1.74% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

**	Inception date is April 14, 2015 for Class A, Class I and the Benchmark, and September 5, 2017 for Class C. Total returns prior to the Fund Inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The HFRX Equity Hedge Index (“HFRX Equity”) tracks strategies that maintain positions both long and short in primarily equity and equity derivative securities. The total return of the HFRX Equity includes the reinvestment of dividends and income. The total return of HFRX Equity does not include expenses. HFRX Equity is not professionally managed and is not available for investment.

Holdings by Industry/Security Type ^	% of Net Assets
Exchange Traded Funds	86.9%
Banking	1.8%
Machinery	0.6%
E-Commerce Discretionary	0.4%
Beverages	0.4%
Insurance	0.3%
Institutional Financial Services	0.3%
Other/Cash & Equivalents	9.3%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 20.6%
	AUTOMOTIVE - 0.9%
6,233	Sumitomo Electric Industries Ltd.	$81,164

	CHEMICALS - 1.4%
407	Air Liquide S.A.	70,962
171	Linde PLC	59,240
		130,202
	ELECTRIC UTILITIES - 1.1%
2,387	Brookfield Renewable Partners, L.P.	85,431
1,769	Fusion Fuel Green PLC(a)	14,647
		100,078
	ELECTRICAL EQUIPMENT - 3.2%
657	Bloom Energy Corporation(a)	14,408
3,954	Furukawa Electric Company Ltd.	79,729
669	Nexans S.A.	65,314
1,214	NKT A/S(a)	58,582
2,286	Prysmian SpA	86,073
		304,106
	INSTITUTIONAL FINANCIAL SERVICES - 6.7%
1,123	Cboe Global Markets, Inc.	146,439
694	CME Group, Inc.	158,551
2,547	Hong Kong Exchanges & Clearing Ltd.	148,776
1,302	Intercontinental Exchange, Inc.	178,075
		631,841
	RENEWABLE ENERGY - 1.3%
1,309	Ballard Power Systems, Inc.(a)	16,441
4,952	Cell Impact A.B.(a)	14,604
1,476	Ceres Power Holdings PLC(a)	19,921
1,890	FuelCell Energy, Inc.(a)	9,828
2,968	ITM Power PLC(a)	15,839
689	McPhy Energy S.A.(a)	16,956
8,786	NEL ASA(a)	15,154
491	Plug Power, Inc.(a)	13,861
		122,604

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 20.6% (Continued)
	SPECIALTY REIT - 2.6%
9,087	Farmland Partners, Inc.	$108,590
4,024	Gladstone Land Corporation	135,850
		244,440
	TIMBER REIT - 3.4%
7,500	CatchMark Timber Trust, Inc.	65,325
1,410	PotlatchDeltic Corporation	84,910
2,268	Rayonier, Inc.	91,536
1,864	Weyerhaeuser Company	76,760
		318,531

	TOTAL COMMON STOCKS (Cost $1,888,823)	1,932,966

	EXCHANGE-TRADED FUNDS — 28.1%
	EQUITY - 24.2%
6,236	First Trust Global Wind Energy ETF	126,217
1,123	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	115,478
3,931	Global X US Infrastructure Development ETF	113,173
917	Invesco Solar ETF(a)	70,581
1,650	Invesco Water Resources ETF	100,386
4,934	iShares Emerging Markets Infrastructure ETF	120,170
4,121	iShares Global Clean Energy ETF	87,242
2,852	iShares Global Infrastructure ETF	135,727
1,249	iShares Global Timber & Forestry ETF	114,945
9,150	Utilities Select Sector SPDR Fund	654,958
2,939	VanEck Agribusiness ETF	280,439
548	VanEck Environmental Services ETF	83,806
1,577	VanEck Natural Resources ETF	74,403
415	VanEck Rare Earth/Strategic Metals ETF	46,559
958	VanEck Steel ETF	50,956
1,740	VanEck Uranium + Nuclear Energy ETF	95,312
		2,270,352

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 28.1% (Continued)
	FIXED INCOME - 3.9%
2,827	iShares TIPS Bond ETF			$365,248

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,547,730)			2,635,600

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 22.5%
	U.S. TREASURY NOTES — 22.5%
700,000	United States Treasury Note	2.5000	02/15/22	702,008
700,000	United States Treasury Note	2.3750	03/15/22	703,165
700,000	United States Treasury Note	1.7500	05/15/22	704,114
				2,109,287
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,109,970)			2,109,287

	SHORT-TERM INVESTMENTS — 11.4%
	MONEY MARKET FUNDS - 11.4%
1,071,282	First American Government Obligations Fund, Class U, 0.03% (Cost $1,071,282)(b)			1,071,282

	TOTAL INVESTMENTS - 82.6% (Cost $7,617,805)			$7,749,135
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.4%			1,633,991
	NET ASSETS - 100.0%			$9,383,126

OPEN FUTURES CONTRACTS
				Unrealized
Number of			Notional	Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount(c)	(Depreciation)
19	CBOT Corn Future(d)	03/14/2022	$563,588	$6,200
3	CBOT Soybean Future(d)	03/14/2022	200,888	2,575
3	CBOT Soybean Meal Future(d)	03/14/2022	119,730	2,270
2	CBOT Soybean Oil Future(d)	03/14/2022	67,836	5,028
11	CBOT Wheat Future(d)	03/14/2022	423,913	(29,162)
2	CME Lean Hogs Future(d)	02/14/2022	65,180	1,540
2	CME Live Cattle Future(d)	02/28/2022	111,760	770
8	COMEX Copper Future(d)	03/29/2022	892,699	21,625
4	COMEX Gold 100 Troy Ounces Future(d)	02/24/2022	731,440	15,640
1	COMEX Silver Future(d)	03/29/2022	116,760	(1,390)
15	ICE Brent Crude Oil Future(d)	01/31/2022	1,166,699	105,489

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS (Continued)
				Unrealized
Number of			Notional	Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount(c)	(Depreciation)
8	ICE Gas Oil Future(d)	02/10/2022	$533,000	$(8,550)
3	KCBT Hard Red Winter Wheat Future(d)	03/14/2022	120,225	(1,200)
4	LME Lead Future(d)	03/14/2022	231,400	249
4	LME Nickel Future(d)	03/14/2022	499,044	30,178
12	LME Primary Aluminum Future(d)	03/14/2022	842,400	41,458
5	LME Zinc Future(d)	03/14/2022	443,500	28,456
2	NYBOT CSC C Coffee Future(d)	03/21/2022	169,575	6,300
7	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2022	148,019	(5,253)
3	NYBOT CTN Number 2 Cotton Future(d)	03/09/2022	168,900	(5,560)
12	NYMEX Henry Hub Natural Gas Futures(d)	03/29/2022	420,840	(9,120)
14	NYMEX Light Sweet Crude Oil Future(d)	01/20/2022	1,052,940	50,830
6	NYMEX NY Harbor ULSD Futures(d)	01/31/2022	585,976	33,802
2	NYMEX Platinum Future(d)	04/27/2022	96,620	3,510
5	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	01/31/2022	467,166	23,575
	TOTAL FUTURES CONTRACTS			$319,260

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

The accompanying notes are an integral part of these financial statements.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 3.3%
	HEDGE FUND - 3.3%
30,688	PRIME MERIDAN INCOME QP FUND, LP(a)(b)(c) (Cost $2,503,648)	$3,415,305

	SHORT-TERM INVESTMENTS — 78.2%
	MONEY MARKET FUNDS - 78.2%
81,972,209	First American Government Obligations Fund, Class U, 0.03% (Cost $81,972,209) (d)	81,972,209

	TOTAL INVESTMENTS - 81.5% (Cost $84,475,857)	$85,387,514
	OTHER ASSETS IN EXCESS OF LIABILITIES - 18.5%	19,410,640
	NET ASSETS - 100.0%	$104,798,154

LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Affiliated issuer.

(c)	The security is illiquid; total illiquid securities represent 3.3% of net assets.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 26.0%
	BANKING - 0.5%
336	Live Oak Bancshares, Inc.	$29,329

	BIOTECH & PHARMA - 1.1%
454	AbbVie, Inc.	61,472

	CHEMICALS - 1.8%
363	CF Industries Holdings, Inc.	25,693
1,167	Huntsman Corporation	40,705
429	Nutrien Ltd.	32,261
		98,659
	ELECTRICAL EQUIPMENT - 0.5%
266	Atkore International Group, Inc.(a)	29,577

	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
177	Trex Company, Inc.(a)	23,900
343	West Fraser Timber Company Ltd.	32,709
		56,609
	HEALTH CARE FACILITIES & SERVICES - 1.2%
90	ICON plc(a)	27,873
134	IQVIA Holdings, Inc.(a)	37,806
		65,679
	HOME CONSTRUCTION - 1.2%
351	Century Communities, Inc.	28,708
651	PulteGroup, Inc.	37,212
		65,920
	INDUSTRIAL INTERMEDIATE PROD - 0.8%
699	Mueller Industries, Inc.	41,493

	INDUSTRIAL SUPPORT SERVICES - 0.6%
148	SiteOne Landscape Supply, Inc.(a)	35,857

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
431	Tradeweb Markets, Inc., Class A	43,160

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 26.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.3%
59	Repligen Corporation(a)	$15,625

	METALS & MINING - 1.1%
687	BHP Group plc - ADR	41,062
371	MP Materials Corporation(a)	16,851
		57,913
	OIL & GAS PRODUCERS - 0.8%
459	Continental Resources, Inc.	20,545
548	Devon Energy Corporation	24,139
		44,684
	RETAIL - DISCRETIONARY - 0.8%
740	GMS, Inc.(a)	44,482

	SEMICONDUCTORS – 4.7%
253	Advanced Micro Devices, Inc.(a)	36,407
94	Broadcom, Inc.	62,548
247	Cirrus Logic, Inc.(a)	22,729
278	Micron Technology, Inc.	25,896
1,575	Rambus, Inc.(a)	46,289
375	Silicon Motion Technology Corporation - ADR	35,636
815	Tower Semiconductor Ltd.(a)	32,339
		261,844
	SOFTWARE - 1.3%
501	Altair Engineering, Inc., Class A(a)	38,738
62	Palo Alto Networks, Inc.(a)	34,519
		73,257
	SPECIALTY FINANCE - 0.8%
561	First American Financial Corporation	43,888

	TECHNOLOGY HARDWARE - 3.4%
343	Apple, Inc.	60,905
202	Clearfield, Inc.(a)	17,053
1,920	Extreme Networks, Inc.(a)	30,144
415	Jabil, Inc.	29,195

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 26.0% (Continued)
	TECHNOLOGY HARDWARE - 3.4% (Continued)
823	Pure Storage, Inc., Class A(a)	$26,789
363	Vocera Communications, Inc.(a)	23,537
		187,624
	TECHNOLOGY SERVICES - 0.7%
1,574	Infosys Ltd. - ADR	39,838

	TELECOMMUNICATIONS - 0.5%
1,208	America Movil S.A.B. de C.V., Class L - ADR	25,501

	TRANSPORTATION & LOGISTICS - 2.2%
426	CH Robinson Worldwide, Inc.	45,851
599	Knight-Swift Transportation Holdings, Inc.	36,503
410	Matson, Inc.	36,912
		119,266

	TOTAL COMMON STOCKS (Cost $1,311,166)	1,441,676

	EXCHANGE-TRADED FUNDS — 2.0%
	EQUITY - 2.0%
1,940	Fidelity MSCI Real Estate Index ETF	67,356
1,961	VanEck Vietnam ETF	41,652
	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,401)	109,008

	SHORT-TERM INVESTMENTS — 56.0%
	MONEY MARKET FUNDS - 53.0%
1,000,064	Federated Hermes Government Obligations Fund, Institutional Class, 0.03%(b)	1,000,064
1,931,382	First American Government Obligations Fund, Class U, 0.03%(b) (c) (d)	2,099,629
	TOTAL MONEY MARKET FUNDS (Cost $3,099,693)	3,099,693

	TOTAL INVESTMENTS – 84.0% (Cost $4,519,260)	$4,650,377
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.0%	882,478
	NET ASSETS - 100.0%	$5,532,855

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount(e)	Depreciation
13	Micro E-mini Nasdaq-100 Futures	03/18/2022	$424,341	$(4,422)
19	Micro E-mini Russell 2000 Futures	03/18/2022	213,066	(7,208)
2	Micro E-mini S&P 500 futures	03/18/2022	47,585	(30)
	TOTAL FUTURES CONTRACTS			$(11,660)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

Shares		Fair Value
	COMMON STOCKS — (2.1)%
	COMMERCIAL SUPPORT SERVICES - (0.3)%
(248)	Stericycle, Inc.	$(14,791)

	CONSUMER SERVICES - (0.2)%
(183)	Strategic Education, Inc.	(10,585)

	E-COMMERCE DISCRETIONARY - (0.1)%
(32)	Wayfair, Inc., Class A	(6,079)

	ELECTRIC UTILITIES - (0.1)%
(359)	Azure Power Global Ltd.	(6,516)

	HEALTH CARE FACILITIES & SERVICES - (0.3)%
(39)	Amedisys, Inc.	(6,313)
(183)	Invitae Corporation	(2,794)
(470)	Personalis, Inc.	(6,707)
		(15,814)
	HOME & OFFICE PRODUCTS - (0.2)%
(126)	iRobot Corporation	(8,301)
(392)	Tupperware Brands Corporation	(5,994)
		(14,295)

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — (2.1)% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - (0.1)%
(91)	Proto Labs, Inc.	$(4,673)

	LEISURE FACILITIES & SERVICES - (0.2)%
(225)	Huazhu Group Ltd. - ADR	(8,401)

	LEISURE PRODUCTS - 0.0% (a)
(68)	Peloton Interactive, Inc., Class A	(2,432)

	MEDICAL EQUIPMENT & DEVICES - (0.2)%
(103)	Nevro Corporation	(8,350)

	SOFTWARE - (0.2)%
(89)	Bandwidth, Inc., Class A	(6,387)
(200)	Schrodinger, Inc.	(6,966)
		(13,353)
	TECHNOLOGY SERVICES - (0.1)%
(226)	Baozun, Inc. - ADR	(3,141)
(173)	StoneCompany Ltd.	(2,917)
		(6,058)
	TOBACCO & CANNABIS - (0.1)%
(392)	Vector Group Ltd.	(4,500)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $132,473)	$(115,847)

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	All or a portion of this security is segregated as collateral for the swap contract

(d)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

TOTAL RETURN SWAP - 11.7%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

		Notional			Pay/Receive Fixed	Upfront	Unrealized
Shares	Reference Entity	Amount	Counterparty	Maturity	Rate	Payments	Depreciation
2,390	BNP Paribas Catalyst Systematic Index +	5,747,118	BNP Paribas	2/16/2022	0.5000%	—	$(77,419)

+	This instrument is held by CSACS Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

CATALYST/TEZA ALGORITHMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 50.8%
	FIXED INCOME - 50.8%
4,400	iShares Aaa - A Rated Corporate Bond ETF			$246,664
4,300	iShares Broad USD Investment Grade Corporate Bond ETF			256,882
5,900	iShares iBoxx $ Investment Grade Corporate Bond ETF			781,867
2,300	PIMCO Investment Grade Corporate Bond Index ETF			259,532
7,100	SPDR Portfolio Intermediate Term Corporate Bond ETF			256,665
16,200	SPDR Portfolio Short Term Corporate Bond ETF			501,714
8,200	Vanguard Intermediate - Term Corporate Bond ETF			760,632
4,700	Wisdom Tree Yield Enhanced US Aggregate Bond Fund			242,896
				3,306,852

	TOTAL EXCHANGE - TRADED FUNDS (Cost $3,252,506)			3,306,852

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 6.2%
	U.S. TREASURY BILLS — 6.2%
400,000	United States Treasury Bill(a)	0.04	03/10/22	399,973

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $399,969)			399,973

	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
3,843	First American Government Obligations Fund, Class U, 0.03% (Cost $3,843)(b)			3,843

	TOTAL INVESTMENTS - 57.1% (Cost $3,656,318)			$3,710,668
	OTHER ASSETS IN EXCESS OF LIABILITIES - 42.9%			2,782,463
	NET ASSETS - 100.0%			$6,493,131

OPEN FUTURES CONTRACTS
				Unrealized
Number of			Notional	Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount (c)	(Depreciation)
36	CBOT 10 Year US Treasury Note	03/22/2022	$4,696,884	$(14,460)
18	CBOT US Long Bond Future	03/22/2022	2,887,884	(11,960)
5	CME E-Mini NASDAQ 100 Index Future	03/18/2022	1,632,080	(2,865)
2	CME E-mini Russell 2000 Index Futures	03/18/2022	224,280	1,450

The accompanying notes are an integral part of these financial statements.

CATALYST/TEZA ALGORITHMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS (Continued)
				Unrealized
Number of			Notional	Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount (c)	(Depreciation)
19	CME E-Mini Standard & Poor’s 500 Index Future	03/18/2022	$4,520,574	$54,099
2	CME Yen Denominated Nikkei 225 Index Future	03/10/2022	250,315	(151)
6	COMEX Gold 100 Troy Ounces Future(d)	02/24/2022	1,097,160	9,860
5	Eurex 10 Year Euro BUND Future	03/08/2022	974,410	(9,009)
3	Euronext CAC 40 Index Future	01/21/2022	243,691	2,613
3	FTSE 100 Index Future	03/18/2022	297,600	3,729
1	LME Copper Future (d)	02/14/2022	243,487	13,293
1	LME Lead Future (d)	02/14/2022	57,988	207
1	LME Nickel Future (d)	02/14/2022	125,001	(6)
2	Mini-DAX Futures	03/18/2022	180,315	1,704
4	Montreal Exchange 10 Year Canadian Bond Future	03/22/2022	451,633	(311)
2	Montreal Exchange S&P/TSX 60 Index Future	03/17/2022	405,621	6,655
4	NYMEX Platinum Future (d)	04/27/2022	193,240	865
4	SFE 10 Year Australian Bond Future	03/15/2022	404,726	(2,528)
3	SFE S&P ASX Share Price Index 200 Future	03/17/2022	400,623	3,292
13	SGX FTSE China A50 Futures Contract	01/27/2022	204,087	(234)
2	TSE Japanese 10 Year Bond Futures	03/14/2022	2,632,799	(7,307)
	TOTAL FUTURES CONTRACTS			$48,936

Number of			Notional	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount (c)	Depreciation
188	CBOT 5 Year US Treasury Note	03/31/2022	$22,743,676	$(10,184)
3	COMEX Silver Future(d)	03/29/2022	350,280	(5,905)
2	LME Primary Aluminum Future (d)	02/14/2022	140,250	(3,075)
2	LME Zinc Future(d)	02/14/2022	178,125	(150)
1	NYMEX Palladium Future (d)	03/29/2022	191,210	(3,160)
	TOTAL FUTURES CONTRACTS			$(22,474)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CTAAIF Fund Limited.

The accompanying notes are an integral part of these financial statements.

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 25.8%
	REAL ESTATE INVESTMENT TRUSTS - 3.3%
4,450	Franklin BSP Realty Trust, Inc.	$66,483
890	NexPoint Residential Trust, Inc.	74,609
		141,092
	REITS - 1.5%
1,200	Hannon Armstrong Sustainable Infrastructure	63,744

	SPECIALTY FINANCE – 21.0%
4,460	AGNC Investment Corporation	67,078
8,350	Annaly Capital Management, Inc.	65,297
3,810	Arbor Realty Trust, Inc.	69,799
2,250	Blackstone Mortgage Trust, Inc., Class A	68,895
5,580	Granite Point Mortgage Trust, Inc.	65,342
3,300	KKR Real Estate Finance Trust, Inc.	68,739
5,890	Ladder Capital Corporation	70,621
15,720	MFA Financial, Inc.	71,684
6,300	New Residential Investment Corporation	67,473
18,200	New York Mortgage Trust, Inc.	67,704
5,290	Redwood Trust, Inc.	69,775
2,690	Starwood Property Trust, Inc.	65,367
5,570	TPG RE Finance Trust, Inc.	68,622
		886,396

	TOTAL COMMON STOCKS (Cost $1,077,776)	1,091,232

	EXCHANGE-TRADED FUNDS — 37.1%
	FIXED INCOME – 37.1%
2,070	iShares Convertible Bond ETF	184,603
5,840	iShares MBS ETF	627,391

See accompanying notes which are an integral part of these financial statements.

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 37.1% (Continued)
	FIXED INCOME – 37.1% (Continued)
1,750	iShares Trust iShares 1-5 Year Investment Grade	$94,290
1,010	Vanguard Intermediate-Term Corporate Bond ETF	93,688
8,900	Vanguard Mortgage-Backed Securities ETF	470,276
1,160	Vanguard Short-Term Corporate Bond ETF, FIXED INCOME	94,262
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,591,088)	1,564,510

	OPEN END FUNDS — 10.0%
	FIXED INCOME – 10.0%
11,637	AlphaCentric Income Opportunities Fund, Class I (a)	141,621
13,213	Catalyst Enhanced Income Strategy Fund, Class I (a)	145,206
6,861	Rational Special Situations Income Fund, Institutional Class (a)	135,091
	TOTAL OPEN END FUNDS (Cost $398,263)	421,918

	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
166,700	First American Government Obligations Fund, Class U, 0.03% (Cost $166,700)(b) (c)	166,700

	TOTAL INVESTMENTS - 76.9% (Cost $3,233,827)	$3,244,360
	OTHER ASSETS IN EXCESS OF LIABILITIES - 23.1%	975,989
	NET ASSETS - 100.0%	$4,220,349

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount(d)	Depreciation
12	CBOE Volatility Index Future	02/16/2022	$263,646	$(32,394)
6	CBOT Corn Future (e)	03/14/2022	177,975	(2,495)
6	CME Lean Hogs Future(e)	04/14/2022	208,140	(493)
2	COMEX Gold 100 Troy Ounces Future(e)	02/24/2022	365,720	2,220
2	NYMEX Light Sweet Crude Oil Future(e)	01/20/2022	150,420	17,617
	TOTAL LONG FUTURES CONTRACTS			$(15,545)

See accompanying notes which are an integral part of these financial statements.

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount(d)	Appreciation
12	CBOE Volatility Index Future	01/19/2022	$236,094	$44,346

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Affiliated issuer.

(B)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	All or a portion of this security is segregated as collateral for futures contracts.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of CAMFMSF Fund Limited.

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 56.9%
	AUTOMOTIVE - 3.2%
451	Tesla, Inc.(a)	$476,608

	BEVERAGES - 1.3%
785	Keurig Dr Pepper, Inc.(b)	28,935
293	Monster Beverage Corporation(a)	28,140
765	PepsiCo, Inc.	132,888
		189,963
	BIOTECH & PHARMA - 1.9%
314	Amgen, Inc.	70,640
82	Biogen, Inc.(a)	19,673
694	Gilead Sciences, Inc.	50,391
122	Incyte Corporation(a)	8,955
223	Moderna, Inc.(a)	56,638
58	Regeneron Pharmaceuticals, Inc.(a)(b)	36,628
101	Seagen, Inc.(a)(b)	15,615
144	Vertex Pharmaceuticals, Inc.(a)	31,622
		290,162
	CABLE & SATELLITE - 1.4%
102	Charter Communications, Inc.(a)(b)	66,501
2,535	Comcast Corporation	127,586
2,242	Sirius XM Holdings, Inc.(b)	14,237
		208,324
	COMMERCIAL SUPPORT SERVICES - 0.2%
57	Cintas Corporation	25,261

	DIVERSIFIED INDUSTRIALS - 0.6%
382	Honeywell International, Inc.	79,650

	E-COMMERCE DISCRETIONARY - 4.8%
184	Amazon.com, Inc.(a)	613,519
360	eBay, Inc.(b)	23,940
437	JD.com, Inc. - ADR(a)	30,621
28	MercadoLibre, Inc.(a)	37,755

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 56.9% (Continued)
	E-COMMERCE DISCRETIONARY - 4.8% (Continued)
211	Pinduoduo, Inc. - ADR(a)	$12,301
		718,136
	ELECTRIC UTILITIES - 0.5%
277	American Electric Power Company, Inc.(b)	24,645
541	Exelon Corporation(b)	31,247
298	Xcel Energy, Inc.	20,175
		76,067
	ENTERTAINMENT CONTENT - 0.5%
430	Activision Blizzard, Inc.	28,608
158	Electronic Arts, Inc.	20,840
179	Fox Corporation, Class A	6,605
139	Fox Corporation, Class B	4,764
167	NetEase, Inc. - ADR	16,997
		77,814
	FOOD - 0.5%
677	Kraft Heinz Company	24,304
774	Mondelez International, Inc.	51,324
		75,628
	INDUSTRIAL SUPPORT SERVICES - 0.1%
318	Fastenal Company	20,371

	INTERNET MEDIA & SERVICES - 8.0%
110	Alphabet, Inc., Class A(a)	318,675
116	Alphabet, Inc., Class C(a)	335,657
140	Baidu, Inc. - ADR(a)	20,831
23	Booking Holdings, Inc.(a)	55,182
153	Match Group, Inc.(a)	20,234
867	Meta Platforms, Inc.(a)	291,615
245	Netflix, Inc.(a)	147,598
292	Trip.com Group Ltd. - ADR(a)	7,189
62	VeriSign, Inc.(a)	15,737
		1,212,718
	LEISURE FACILITIES & SERVICES - 0.7%
180	Marriott International, Inc.(a)	29,743

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 56.9% (Continued)
	LEISURE FACILITIES & SERVICES - 0.7% (Continued)
653	Starbucks Corporation	$76,382
		106,125
	LEISURE PRODUCTS - 0.0%(c)
150	Peloton Interactive, Inc.(a)(b)	5,364

	MEDICAL EQUIPMENT & DEVICES - 1.3%
44	Align Technology, Inc.(a)	28,916
54	DexCom, Inc.(a)	28,995
47	IDEXX Laboratories, Inc.(a)	30,948
87	Illumina, Inc.(a)	33,098
198	Intuitive Surgical, Inc.(a)	71,142
		193,099
	RETAIL - CONSUMER STAPLES - 1.2%
245	Costco Wholesale Corporation	139,086
124	Dollar Tree, Inc.(a)	17,424
479	Walgreens Boots Alliance, Inc.(b)	24,985
		181,495
	RETAIL - DISCRETIONARY - 0.5%
69	Lululemon Athletica, Inc.(a)(b)	27,010
38	O’Reilly Automotive, Inc.(a)	26,837
198	Ross Stores, Inc.	22,627
		76,474
	SEMICONDUCTORS - 9.5%
671	Advanced Micro Devices, Inc.(a)	96,557
297	Analog Devices, Inc.	52,204
500	Applied Materials, Inc.	78,680
45	ASML Holding N.V.	35,826
227	Broadcom, Inc.	151,048
2,246	Intel Corporation	115,669
85	KLA Corporation	36,559
79	Lam Research Corporation	56,813
456	Marvell Technology, Inc.(b)	39,895
303	Microchip Technology, Inc.	26,379
623	Micron Technology, Inc.(b)	58,032

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 56.9% (Continued)
	SEMICONDUCTORS - 9.5% (Continued)
1,384	NVIDIA Corporation	$407,049
147	NXP Semiconductors N.V.	33,484
624	QUALCOMM, Inc.	114,111
91	Skyworks Solutions, Inc.	14,118
511	Texas Instruments, Inc.	96,308
137	Xilinx, Inc.	29,048
		1,441,780
	SOFTWARE - 9.7%
264	Adobe, Inc.(a)	149,704
48	ANSYS, Inc.(a)	19,254
76	Atlassian Corp PLC(a)	28,978
122	Autodesk, Inc.(a)(b)	34,305
153	Cadence Design Systems, Inc.(a)	28,512
164	Cerner Corporation	15,231
74	Check Point Software Technologies Ltd.(a)	8,625
110	Crowdstrike Holdings, Inc.(a)	22,523
108	DocuSign, Inc.(a)	16,449
151	Intuit, Inc.(b)	97,126
2,734	Microsoft Corporation	919,499
79	Okta, Inc.(a)	17,709
91	Splunk, Inc.(a)	10,531
84	Synopsys, Inc.(a)	30,954
106	Workday, Inc.(a)	28,957
133	Zoom Video Communications, Inc.(a)	24,460
		1,452,817
	TECHNOLOGY HARDWARE - 8.0%
6,013	Apple, Inc.	1,067,729
2,333	Cisco Systems, Inc.	147,842
		1,215,571
	TECHNOLOGY SERVICES - 2.0%
234	Automatic Data Processing, Inc.(b)	57,700
76	CDW Corporation	15,563
291	Cognizant Technology Solutions Corporation(b)	25,818
367	Fiserv, Inc.(a)(b)	38,091

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 56.9% (Continued)
	TECHNOLOGY SERVICES - 2.0% (Continued)
199	Paychex, Inc.	$27,163
650	PayPal Holdings, Inc.(a)	122,576
89	Verisk Analytics, Inc.	20,357
		307,268
	TELECOMMUNICATIONS - 0.5%
691	T-Mobile US, Inc.(a)	80,142

	TRANSPORTATION & LOGISTICS - 0.3%
1,248	CSX Corporation	46,925

	TRANSPORTATION EQUIPMENT - 0.1%
192	PACCAR, Inc.	16,946

	WHOLESALE - DISCRETIONARY - 0.1%
131	Copart, Inc.(a)	19,862

	TOTAL COMMON STOCKS (Cost $6,681,560)	8,594,570

	EXCHANGE-TRADED FUNDS — 26.7%
	EQUITY - 26.7%
10,168	Invesco QQQ Trust Series 1	4,045,339

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,373,306)	4,045,339

	SHORT-TERM INVESTMENTS — 11.4%
	COLLATERAL FOR SECURITIES LOANED - 4.3%
653,971	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (Cost $653,971)(d),(e)	653,971

See accompanying notes which are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.4% (Continued)
	MONEY MARKET FUNDS - 7.1%
1,077,533	First American Government Obligations Fund, Class U, 0.03% (Cost $1,077,533)(e)	$1,077,533

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,731,504)	1,731,504

	TOTAL INVESTMENTS - 95.0% (Cost $11,786,370)	$14,371,413
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%	758,910
	NET ASSETS - 100.0%	$15,130,323

OPEN FUTURES CONTRACTS
				Unrealized
Number of			Notional	Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount(f)	(Depreciation)
75	CBOE Volatility Index Future	03/15/2022	$1,760,137	$(163,157)
35	CBOE Volatility Index Future	04/20/2022	864,196	(15,929)
2	CME E-Mini NASDAQ 100 Index Future	03/18/2022	652,832	25,377
	TOTAL FUTURES CONTRACTS			$(153,709)

Number of			Notional	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount(f)	Appreciation
22	CBOE Volatility Index Future	01/19/2022	$432,839	$86,884
10	CBOE Volatility Index Future	02/16/2022	219,705	7,740
	TOTAL FUTURES CONTRACTS			$94,624

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

Ltd.	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $637,698.

(c)	Percentage rounds to less than 0.1%.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2021. Total collateral had a value of $653,971 at December 31, 2021.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.2%
	EQUITY - 48.2%
250,637	iShares China Large-Cap ETF	$9,168,301
968,792	iShares Core S&P Mid-Cap ETF	274,245,638
1,384,434	iShares Core S&P Small-Cap ETF	158,531,537
372,407	iShares MSCI Australia ETF	9,246,866
32,124	iShares MSCI Austria ETF	817,556
25,009	iShares MSCI Belgium ETF	534,192
322,436	iShares MSCI Brazil ETF	9,050,779
252,997	iShares MSCI Canada ETF	9,722,675
208,770	iShares MSCI Chile ETF	4,820,499
157,450	iShares MSCI France ETF	6,121,656
201,158	iShares MSCI Germany ETF	6,593,959
392,288	iShares MSCI Hong Kong ETF	9,097,159
29,127	iShares MSCI India ETF	1,335,182
14,414	iShares MSCI Israel ETF	1,122,851
90,506	iShares MSCI Italy ETF	2,969,502
132,183	iShares MSCI Japan ETF	8,850,974
185,997	iShares MSCI Malaysia ETF	4,655,505
168,480	iShares MSCI Mexico ETF	8,525,088
38,448	iShares MSCI Netherlands ETF	1,930,859
43,796	iShares MSCI Peru ETF	1,297,238
303,526	iShares MSCI Singapore ETF	6,492,421
94,108	iShares MSCI South Africa ETF	4,366,611
109,570	iShares MSCI South Korea ETF	8,532,216
264,082	iShares MSCI Spain ETF	6,937,434
59,230	iShares MSCI Sweden ETF	2,744,126
131,089	iShares MSCI Switzerland ETF	6,912,323
143,433	iShares MSCI Taiwan ETF	9,554,072
62,192	iShares MSCI Thailand ETF	4,735,299
188,767	iShares MSCI Turkey ETF	3,507,291
199,439	iShares MSCI United Kingdom ETF	6,609,408
871,375	iShares Russell 1000 ETF, EQUITY	230,417,691
886,051	iShares Russell 2000 Index Fund, EQUITY	197,102,045
786,174	iShares Russell Mid-Cap ETF, EQUITY	65,260,304
253,397	Schwab U.S. REIT ETF	13,351,488

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.2% (Continued)
	EQUITY - 48.2% (Continued)
343,094	VanEck Russia ETF	$9,146,886
1,034,137	Vanguard FTSE Emerging Markets ETF	51,148,416
206,393	Vanguard Large-Cap ETF	45,616,981
385,636	Vanguard Mid-Cap ETF	98,248,484
290,640	VANGUARD MSCI EUROPE ETF	19,833,274
824,043	Vanguard Real Estate ETF	95,597,228
121,204	Vanguard S&P 500 ETF	52,914,030
325,700	Vanguard Small-Cap ETF	73,611,457
221,933	WisdomTree India Earnings Fund	8,096,116
		1,549,373,617

	TOTAL EXCHANGE-TRADED FUNDS (Cost $986,725,060)	1,549,373,617

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 27.3%
	U.S. TREASURY NOTES — 27.3%
286,500,000	United States Treasury Note	2.5000	02/15/22	287,321,671
290,350,000	United States Treasury Note	2.3750	03/15/22	291,662,739
298,320,000	United States Treasury Note	1.7500	05/15/22	300,073,450
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $879,308,756)			879,057,860

	TOTAL INVESTMENTS – 75.5% (Cost $1,866,033,816)			$2,428,431,477
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.5%			787,102,091
	NET ASSETS - 100.0%			$3,215,533,568

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount(b)	(Depreciation)
1,109	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	03/18/2022	$200,873,171	$152,381
5,244	CBOT 10 Year US Treasury Note	03/22/2022	684,179,436	381,889
3,428	CBOT 2 Year US Treasury Note Future	03/31/2022	747,893,616	(79,837)
6,721	CBOT 5 Year US Treasury Note	03/31/2022	813,086,416	1,245,150
436	CBOT Corn Future(a)	03/14/2022	12,932,850	(265,488)
375	CBOT Soybean Future(a)	03/14/2022	25,110,938	(522,587)
820	CBOT Soybean Meal Future(a)	03/14/2022	32,726,200	1,003,160
1,930	CBOT US Long Bond Future	03/22/2022	309,645,340	1,262,871

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS (Continued)
				Unrealized
Number of			Notional	Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount(b)	(Depreciation)
794	CME 3 Month Eurodollar Future	06/19/2023	$195,780,550	$22,149
193	CME British Pound Currency Future	03/14/2022	16,321,769	147,281
569	CME E-Mini NASDAQ 100 Index Future	03/18/2022	185,730,704	(1,543,916)
1,519	CME E-mini Russell 2000 Index Futures	03/18/2022	170,340,660	1,307,315
1,102	CME E-Mini Standard & Poor’s 500 Index Future	03/18/2022	262,193,351	(727,261)
34	CME E-Mini Standard & Poor’s MidCap 400 Index	03/18/2022	9,648,180	(16,370)
179	CME Live Cattle Future(a)	02/28/2022	10,002,520	(97,500)
1,121	CME Ultra Long Term US Treasury Bond Future	03/22/2022	220,977,125	(445,938)
494	COMEX Copper Future(a)	03/29/2022	55,124,225	770,000
873	COMEX Gold 100 Troy Ounces Future(a)	02/24/2022	159,636,780	1,525,550
226	COMEX Silver Future(a)	03/29/2022	26,387,760	277,135
56	Eurex 2 Year Euro SCHATZ Future	03/08/2022	7,134,431	(6,080)
469	Eurex 30 Year Euro BUXL Future	03/08/2022	110,264,155	(1,012,034)
3,001	Eurex EURO STOXX 50 Future	03/18/2022	146,321,157	4,749,189
268	Euronext Amsterdam Index Future	01/21/2022	48,622,349	1,693,275
1,091	French Government Bond Futures	03/08/2022	202,417,859	(2,690,902)
536	FTSE/MIB Index Future	03/18/2022	83,043,648	1,590,293
37	HKG Hang Seng Index Future	01/28/2022	5,564,736	81,541
1,135	ICE Brent Crude Oil Future(a)	01/31/2022	88,280,300	1,472,250
281	ICE Brent Crude Oil Future(a)	02/28/2022	21,735,350	(182,400)
153	ICE Brent Crude Oil Future(a)	03/31/2022	11,765,700	179,060
77	ICE Brent Crude Oil Future(a)	04/29/2022	5,882,030	63,250
46	ICE Brent Crude Oil Future(a)	05/31/2022	3,488,640	92,350
28	ICE Brent Crude Oil Future(a)	06/30/2022	2,108,960	55,110
960	ICE Gas Oil Future(a)	02/10/2022	63,960,000	(467,001)
518	ICE Gas Oil Future(a)	03/10/2022	34,343,400	(485,100)
118	ICE Gas Oil Future(a)	04/12/2022	7,773,250	(100,575)
421	ICE US mini MSCI EAFE Index Futures	03/18/2022	48,873,890	1,070,405
76	LME Copper Future(a)	03/14/2022	18,489,850	343,857
5	LME Lead Future(a)	03/14/2022	289,250	(326)
100	LME Nickel Future(a)	03/14/2022	12,476,100	523,804
78	LME Zinc Future(a)	03/14/2022	6,918,600	212,692
2,744	Long Gilt Future	03/29/2022	464,205,042	(4,204,726)
1,685	Montreal Exchange 10 Year Canadian Bond Future	03/22/2022	190,250,327	2,350,597
245	Montreal Exchange S&P/TSX 60 Index Future	03/17/2022	49,688,556	894,171
108	NYBOT CSC C Coffee Future(a)	03/21/2022	9,157,050	(59,794)
18	NYBOT CSC Cocoa Future(a)	03/16/2022	453,600	8,460
77	NYBOT CTN Number 2 Cotton Future(a)	03/09/2022	4,335,100	(40,485)
1,138	NYMEX Light Sweet Crude Oil Future(a)	01/20/2022	85,588,980	1,269,080
346	NYMEX Light Sweet Crude Oil Future(a)	02/22/2022	25,908,480	82,230
137	NYMEX Light Sweet Crude Oil Future(a)	03/22/2022	10,199,650	539,020
69	NYMEX Light Sweet Crude Oil Future(a)	04/20/2022	5,101,860	248,760
41	NYMEX Light Sweet Crude Oil Future(a)	05/20/2022	3,008,170	178,790
25	NYMEX Light Sweet Crude Oil Future(a)	06/21/2022	1,819,500	71,740
667	NYMEX NY Harbor ULSD Futures(a)	01/31/2022	65,140,954	2,653,724
259	NYMEX NY Harbor ULSD Futures(a)	02/28/2022	25,110,775	631,214
63	NYMEX NY Harbor ULSD Futures(a)	03/31/2022	6,045,581	222,071
30	NYMEX NY Harbor ULSD Futures(a)	04/29/2022	2,858,562	59,472
40	NYMEX Platinum Future(a)	04/27/2022	1,932,400	40,000

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS
				Unrealized
Number of			Notional	Appreciation
Contracts	Open Short Futures Contracts	Expiration	Amount(b)	(Depreciation)
358	NYMEX Reformulated Gasoline Blendstock for Oxygen(a)	01/31/2022	$33,449,086	$114,518
212	NYMEX Reformulated Gasoline Blendstock for Oxygen(a)	02/28/2022	19,843,454	74,932
93	NYMEX Reformulated Gasoline Blendstock for Oxygen(a)	03/31/2022	9,106,448	360,229
49	NYMEX Reformulated Gasoline Blendstock for Oxygen(a)	04/29/2022	4,782,998	210,198
2,660	OML Stockholm OMXS30 Index Future	01/21/2022	71,077,000	2,097,696
60	OSE Nikkei 225 Index Future	03/10/2022	14,995,441	(114,844)
2,100	SFE 10 Year Australian Bond Future	03/15/2022	212,481,410	(693,519)
1,170	SFE 3 Year Australian Bond Future	03/15/2022	97,101,636	63,978
547	SFE S&P ASX Share Price Index 200 Future	03/17/2022	73,046,889	481,526
559	SGX FTSE Taiwan Index Futures	01/25/2022	35,854,260	113,170
58	SGX Nikkei 225 Stock Index Future	03/10/2022	7,242,760	33,603
311	TSE Japanese 10 Year Bond Futures	03/14/2022	409,400,287	(934,644)
105	TSE TOPIX (Tokyo Price Index) Future	03/10/2022	18,163,345	(46,122)
	TOTAL FUTURES CONTRACTS			$18,283,687

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)
2,180	BMF Ibovespa Index Future	02/16/2022	$41,414,129	$24,106
14	Carbon Emissions Future(a)	12/19/2022	1,284,013	(74,007)
1,179	CBOE Volatility Index Future(a)	01/19/2022	23,196,236	53,114
558	CBOE Volatility Index Future(a)	02/16/2022	12,259,539	586,394
129	CBOE Volatility Index Future(a)	03/15/2022	3,027,437	72,863
357	CBOT Soybean Oil Future(a)	03/14/2022	12,108,726	(287,124)
279	CBOT Wheat Future(a)	03/14/2022	10,751,963	174,862
205	CME 3 Month Eurodollar Future	12/18/2023	50,435,125	230,638
707	CME 3 Month Eurodollar Future	12/19/2022	174,902,963	540,849
66	CME 3 Month Eurodollar Future	09/18/2023	16,250,850	(8,250)
608	CME 3 Month Eurodollar Future	09/19/2022	150,776,400	(32,137)
695	CME 3 Month Eurodollar Future	03/18/2024	170,935,250	14,188
83	CME 3 Month Eurodollar Future	03/13/2023	20,498,925	99,438
56	CME Australian Dollar Currency Future	03/14/2022	4,075,680	(15,600)
89	CME Euro Foreign Exchange Currency Future	03/14/2022	12,685,281	(66,012)
284	CME Japanese Yen Currency Future	03/14/2022	30,877,901	108,612
233	CME Lean Hogs Future(a)	02/14/2022	7,593,470	71,370
74	Eurex 10 Year Euro BUND Future	03/08/2022	14,421,270	22,096
2,540	Eurex 5 Year Euro BOBL Future	03/08/2022	384,862,271	451,248
184	Eurex DAX Index Future	03/18/2022	82,944,667	163,308
1,517	Euro-BTP Italian Bond Futures	03/08/2022	253,611,800	746,219
648	Euronext CAC 40 Index Future	01/21/2022	52,637,185	(39,715)
103	FTSE 100 Index Future	03/18/2022	10,217,599	(4,524)
347	HKG Hang Seng China Enterprises Index Future	01/28/2022	18,397,503	(251,476)
1,390	ICE US MSCI Emerging Markets EM Index Futures	03/18/2022	85,227,850	681,100
166	KCBT Hard Red Winter Wheat Future(a)	03/14/2022	6,652,450	92,600
1,642	KFE KOSPI 200 Index Future	03/10/2022	136,142,692	346,367
31	LME Primary Aluminum Future(a)	03/14/2022	2,176,200	20,700
208	MEFF Madrid IBEX 35 Index Future	01/21/2022	20,541,878	(226,122)
1,279	NYBOT CSC Number 11 World Sugar Future(a)	02/28/2022	27,045,222	142,946

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized Appreciation
Contracts	Open Short Futures Contracts	Expiration	Amount(b)	(Depreciation)
781	NYMEX Henry Hub Natural Gas Futures(a)	01/27/2022	29,131,300	$1,030,680
519	NYMEX Henry Hub Natural Gas Futures(a)	02/24/2022	18,460,830	394,070
314	NYMEX Henry Hub Natural Gas Futures(a)	03/29/2022	11,011,980	296,590
195	NYMEX Henry Hub Natural Gas Futures(a)	04/27/2022	6,873,750	194,680
52	NYMEX Henry Hub Natural Gas Futures(a)	05/26/2022	1,861,080	33,910
459	SAFEX FTSE/JSE Top 40 Index Future	03/17/2022	19,266,497	(431,121)
4,830	SGX FTSE China A50 Futures Contract	01/27/2022	75,826,170	746,450
587	SGX Nifty 50 Index Futures	01/27/2022	20,473,973	(176,999)
161	TEF SET50 Index Future	03/30/2022	951,204	(15,766)
	TOTAL FUTURES CONTRACTS			$5,710,545

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

BAML	Bank Of America Merrill Lynch

DB	Deutsche Bank

(a)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021 (Unaudited) (Continued)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Euro	01/03/2022	Bank Of America Merrill Lynch	53,070,000	$60,351,209	$280,129
Israeli Shekel	01/03/2022	Bank Of America Merrill Lynch	1,880,000	604,036	(1,350)
Mexican Peso	01/03/2022	Bank Of America Merrill Lynch	54,040,000	2,640,606	4,470
Norwegian Krone	01/03/2022	Bank Of America Merrill Lynch	126,210,000	14,312,281	(17,250)
Singapore Dollar	01/03/2022	Bank Of America Merrill Lynch	4,720,000	3,501,094	10,641
South African Rand	01/03/2022	Bank Of America Merrill Lynch	380,000	23,810	(27)
Swedish Krona	01/03/2022	Deutsche Bank	193,130,000	21,331,259	28,038
Australian Dollar	01/04/2022	Deutsche Bank	24,930,000	18,125,359	46,123
British Pound	01/04/2022	Bank Of America Merrill Lynch	64,150,000	86,888,033	393,207
Japanese Yen	01/04/2022	Bank Of America Merrill Lynch	7,733,999,999	67,161,652	(110,573)
Swedish Krona	01/04/2022	Deutsche Bank	233,390,000	25,777,987	(20,558)
Japanese Yen	01/05/2022	Bank Of America Merrill Lynch	7,358,999,999	63,905,688	12,413
New Zealand Dollar	01/05/2022	Deutsche Bank	39,400,000	26,974,857	33,137
Australian Dollar	01/19/2022	Deutsche Bank	677,080,000	492,295,167	7,938,282
Brazilian Real	01/19/2022	Bank Of America Merrill Lynch	997,510,000	178,416,042	1,908,713
British Pound	01/19/2022	Bank Of America Merrill Lynch	430,000,000	582,393,237	9,918,384
Canadian Dollar	01/19/2022	Deutsche Bank	688,160,000	544,788,867	3,480,878
Chilean Peso	01/19/2022	Bank Of America Merrill Lynch	25,645,000,000	30,036,170	12,061
Euro	01/19/2022	Bank Of America Merrill Lynch	468,490,000	532,931,449	2,749,079
Indian Rupee	01/19/2022	Bank Of America Merrill Lynch	6,013,740,000	80,768,278	1,205,142
Israeli Shekel	01/19/2022	Bank Of America Merrill Lynch	78,520,000	25,229,742	57,128
Japanese Yen	01/19/2022	Bank Of America Merrill Lynch	48,817,999,994	423,983,988	(6,749,817)
Mexican Peso	01/19/2022	Bank Of America Merrill Lynch	5,084,750,000	247,823,041	6,927,229
New Zealand Dollar	01/19/2022	Deutsche Bank	425,710,000	291,405,713	3,265,244
Norwegian Krone	01/19/2022	Bank Of America Merrill Lynch	1,872,280,000	212,258,226	3,824,265
Polish Zloty	01/19/2022	Bank Of America Merrill Lynch	252,130,000	62,492,153	814,295
Russian Ruble	01/19/2022	Bank Of America Merrill Lynch	12,896,420,000	171,341,510	(2,539,653)
Singapore Dollar	01/19/2022	Bank Of America Merrill Lynch	98,750,000	73,241,299	913,204
South African Rand	01/19/2022	Bank Of America Merrill Lynch	675,360,000	42,222,387	52,601
South Korean Won	01/19/2022	Bank Of America Merrill Lynch	56,470,999,998	47,487,535	(300,858)
Swedish Krona	01/19/2022	Deutsche Bank	3,074,120,000	339,579,729	1,119,681
Swiss Franc	01/19/2022	Bank Of America Merrill Lynch	560,380,000	615,270,188	6,418,358
British Pound	02/16/2022	Bank Of America Merrill Lynch	18,590,000	25,175,416	109,436
Indian Rupee	02/16/2022	Bank Of America Merrill Lynch	1,152,500,000	15,432,775	68,663
Russian Ruble	02/16/2022	Bank Of America Merrill Lynch	7,857,939,999	103,746,402	(1,348,282)
				$5,529,917,185	$40,502,433

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021 (Unaudited) (Continued)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Sell:
Euro	01/03/2022	Bank Of America Merrill Lynch	53,070,000	$60,351,224	$(306,765)
Israeli Shekel	01/03/2022	Bank Of America Merrill Lynch	1,880,000	604,035	1,194
Mexican Peso	01/03/2022	Bank Of America Merrill Lynch	54,040,000	2,640,606	(4,959)
Norwegian Krone	01/03/2022	Bank Of America Merrill Lynch	126,210,000	14,312,282	12,509
Singapore Dollar	01/03/2022	Bank Of America Merrill Lynch	4,720,000	3,501,092	(13,485)
South African Rand	01/03/2022	Bank Of America Merrill Lynch	380,000	23,810	17
Swedish Krona	01/03/2022	Deutsche Bank	193,130,000	21,331,257	19,502
Australian Dollar	01/04/2022	Deutsche Bank	24,930,000	18,125,364	(19,559)
British Pound	01/04/2022	Bank Of America Merrill Lynch	64,150,000	86,888,034	(287,965)
Japanese Yen	01/04/2022	Bank Of America Merrill Lynch	7,734,000,000	67,161,654	178,125
Swedish Krona	01/04/2022	Deutsche Bank	233,390,000	25,777,984	8,117
Japanese Yen	01/05/2022	Bank Of America Merrill Lynch	7,359,000,000	63,905,694	28,708
New Zealand Dollar	01/05/2022	Deutsche Bank	39,400,000	26,974,859	(45,564)
Australian Dollar	01/19/2022	Deutsche Bank	803,420,000	584,155,166	(13,910,319)
Brazilian Real	01/19/2022	Bank Of America Merrill Lynch	1,639,350,000	293,216,437	(6,427,342)
British Pound	01/19/2022	Bank Of America Merrill Lynch	430,000,000	582,393,235	(10,537,475)
Canadian Dollar	01/19/2022	Deutsche Bank	815,270,000	645,416,790	(8,480,480)
Chilean Peso	01/19/2022	Bank Of America Merrill Lynch	25,241,000,000	29,562,994	(129,998)
Euro	01/19/2022	Bank Of America Merrill Lynch	606,410,000	689,822,537	(4,257,292)
Indian Rupee	01/19/2022	Bank Of America Merrill Lynch	6,013,740,000	80,768,283	(1,756,401)
Israeli Shekel	01/19/2022	Bank Of America Merrill Lynch	137,960,000	44,328,771	(651,597)
Japanese Yen	01/19/2022	Bank Of America Merrill Lynch	76,272,000,007	662,421,784	7,965,921
Mexican Peso	01/19/2022	Bank Of America Merrill Lynch	181,960,000	8,868,456	(115,864)
New Zealand Dollar	01/19/2022	Deutsche Bank	236,530,000	161,908,794	(1,396,044)
Norwegian Krone	01/19/2022	Bank Of America Merrill Lynch	1,924,960,000	218,230,497	(5,079,636)
Polish Zloty	01/19/2022	Bank Of America Merrill Lynch	188,940,000	46,830,076	(831,990)
Russian Ruble	01/19/2022	Bank Of America Merrill Lynch	12,896,420,001	171,341,510	1,797,477
Singapore Dollar	01/19/2022	Bank Of America Merrill Lynch	60,050,000	44,538,127	(633,736)
South African Rand	01/19/2022	Bank Of America Merrill Lynch	467,480,000	29,226,074	(46,874)
South Korean Won	01/19/2022	Bank Of America Merrill Lynch	46,296,000,000	38,931,196	146,567
Swedish Krona	01/19/2022	Deutsche Bank	3,074,120,000	339,579,729	(504,294)
Swiss Franc	01/19/2022	Bank Of America Merrill Lynch	445,730,000	489,390,022	(4,665,350)
Russian Ruble	02/16/2022	Bank Of America Merrill Lynch	1,925,610,000	25,423,344	224,840
Swedish Krona	02/16/2022	Deutsche Bank	3,680,000	406,596	175
				$5,578,358,313	$(49,719,837)

Total					$(9,217,404)

See accompanying notes which are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021 (Unaudited)

				Local Currency	Local Currency			Unrealized
		Settlement		Amount	Amount Purchased	U.S. Dollar Market	U.S. Dollar Market	Appreciation/
Foreign Currency		Date	Counterparty	Purchased Sell	Sell	Value Buy	Value Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	1/19/2022	Bank Of America Merrill Lynch	209,750,000	2,143,651,366	238,601,405	(243,023,284)	$(4,421,879)
Euro	Polish Zloty	1/19/2022	Bank Of America Merrill Lynch	15,220,000	70,494,309	17,313,532	(17,472,498)	(158,966)
Euro	Swedish Krona	1/19/2022	Bank Of America Merrill Lynch	299,090,000	3,061,716,000	340,230,245	(338,209,534)	2,020,711
Norwegian Krone	Euro	1/19/2022	Bank Of America Merrill Lynch	2,584,911,954	253,140,000	293,048,484	(287,959,762)	5,088,722
Polish Zloty	Euro	1/19/2022	Bank Of America Merrill Lynch	253,608,558	54,760,000	62,858,625	(62,292,318)	566,307
Swedish Krona	Euro	1/19/2022	Bank Of America Merrill Lynch	3,716,952,481	361,580,000	410,589,614	(411,315,840)	(726,226)
				7,079,532,993	5,945,341,675	$1,362,641,905	$1,360,273,236	$2,368,669

Total								$2,368,669

See accompanying notes which are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 86.9%
	FIXED INCOME - 86.9%
492,464	iShares 1-5 Year Investment Grade Corporate Bond ETF			$26,533,960
81,948	JP Morgan Ultra-Short Income ETF			4,136,735
518,865	PGIM Ultra Short Bond ETF(a)			25,678,629
339,723	Vanguard Short-Term Corporate Bond ETF			27,605,890
				83,955,214

	TOTAL EXCHANGE-TRADED FUNDS (Cost $84,850,393)			83,955,214

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 3.8%
	BANKING — 1.8%
350,000	Bank of Montreal	2.9000	03/26/22	352,201
250,000	Credit Agricole S.A.	3.3750	01/10/22	250,106
350,000	ING Groep N.V.	3.1500	03/29/22	352,309
500,000	Lloyds Banking Group PLC	3.0000	01/11/22	500,266
250,000	Mitsubishi UFJ Financial Group, Inc.	3.2180	03/07/22	251,257
				1,706,139
	BEVERAGES — 0.4%
350,000	Molson Coors Beverage Company	3.5000	05/01/22	352,937

	E-COMMERCE DISCRETIONARY — 0.4%
425,000	eBay, Inc.	3.8000	03/09/22	426,204

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
250,000	Goldman Sachs Group, Inc.	5.7500	01/24/22	250,756

	INSURANCE — 0.3%
300,000	Lincoln National Corporation	4.2000	03/15/22	302,270

	MACHINERY — 0.6%
250,000	John Deere Capital Corporation	3.2000	01/10/22	250,112
350,000	John Deere Capital Corporation	2.9500	04/01/22	352,323
				$602,435

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

						Fair Value
	TOTAL CORPORATE BONDS (Cost $3,633,051)					$3,640,741

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 9.8%
	CALL OPTIONS PURCHASED - 8.3%
10	SPDR S&P 500 ETF Trust	FCS	01/21/2022	$416	$474,960	59,855
10	SPDR S&P 500 ETF Trust	FCS	01/21/2022	418	474,960	58,490
40	SPDR S&P 500 ETF Trust	FCS	01/21/2022	435	1,899,840	167,160
50	SPDR S&P 500 ETF Trust	FCS	01/21/2022	442	2,374,800	171,775
230	SPDR S&P 500 ETF Trust	FCS	01/21/2022	460	10,924,080	399,280
40	SPDR S&P 500 ETF Trust	FCS	01/21/2022	465	1,899,840	53,200
100	SPDR S&P 500 ETF Trust	FCS	02/18/2022	408	4,749,600	689,000
100	SPDR S&P 500 ETF Trust	FCS	02/18/2022	414	4,749,600	631,100
10	SPDR S&P 500 ETF Trust	FCS	02/18/2022	433	474,960	45,150
115	SPDR S&P 500 ETF Trust	FCS	02/18/2022	436	5,462,040	486,968
25	SPDR S&P 500 ETF Trust	FCS	02/18/2022	452	1,187,400	72,300
20	SPDR S&P 500 ETF Trust	FCS	02/18/2022	462	949,920	39,000
50	SPDR S&P 500 ETF Trust	FCS	03/18/2022	393	2,374,800	423,800
10	SPDR S&P 500 ETF Trust	FCS	03/18/2022	415	474,960	63,800
20	SPDR S&P 500 ETF Trust	FCS	03/18/2022	419	949,920	120,310
25	SPDR S&P 500 ETF Trust	FCS	03/18/2022	420	1,187,400	148,075
25	SPDR S&P 500 ETF Trust	FCS	03/18/2022	424	1,187,400	138,863
35	SPDR S&P 500 ETF Trust	FCS	03/18/2022	438	1,662,360	150,377
40	SPDR S&P 500 ETF Trust	FCS	03/18/2022	440	1,899,840	167,280
100	SPDR S&P 500 ETF Trust	FCS	03/18/2022	443	4,749,600	391,100
50	SPDR S&P 500 ETF Trust	FCS	03/18/2022	446	2,374,800	182,300
20	SPDR S&P 500 ETF Trust	FCS	03/18/2022	457	949,920	54,740
150	SPDR S&P 500 ETF Trust	FCS	06/17/2022	433	7,124,400	809,925
75	SPDR S&P 500 ETF Trust	FCS	06/17/2022	435	3,562,200	398,625
25	SPDR S&P 500 ETF Trust	FCS	06/17/2022	439	1,187,400	124,950
115	SPDR S&P 500 ETF Trust	FCS	06/17/2022	447	5,462,040	502,435
125	SPDR S&P 500 ETF Trust	FCS	06/17/2022	465	5,937,000	363,250
125	SPDR S&P 500 ETF Trust	FCS	09/30/2022	461	5,937,000	495,500
75	SPDR S&P 500 ETF Trust	FCS	09/30/2022	468	3,562,200	261,000
200	SPDR S&P 500 ETF Trust	FCS	09/30/2022	470	9,499,200	685,400
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,885,657)					8,355,008

	PUT OPTIONS PURCHASED - 1.5%
380	SPDR S&P 500 ETF Trust	FCS	01/21/2022	$420	$18,048,480	15,960
370	SPDR S&P 500 ETF Trust	FCS	02/18/2022	425	17,573,520	72,890
120	SPDR S&P 500 ETF Trust	FCS	03/18/2022	418	5,699,520	41,760
255	SPDR S&P 500 ETF Trust	FCS	03/18/2022	425	12,111,480	103,530
150	SPDR S&P 500 ETF Trust	FCS	06/17/2022	415	7,124,400	142,050

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 9.8% (Continued)
	PUT OPTIONS PURCHASED - 1.5% (Continued)
340	SPDR S&P 500 ETF Trust	FCS	06/17/2022	$422	$16,148,640	$362,780
100	SPDR S&P 500 ETF Trust	FCS	09/30/2022	412	4,749,600	153,900
100	SPDR S&P 500 ETF Trust	FCS	09/30/2022	413	4,749,600	155,750
200	SPDR S&P 500 ETF Trust	FCS	09/30/2022	422	9,499,200	345,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,848,782)					1,394,120

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $6,734,439)					9,749,128

	TOTAL INVESTMENTS - 100.5% (Cost $95,217,883)					$97,345,083
	CALL OPTIONS WRITTEN - (1.1)% (Proceeds - $1,161,950)					(1,089,876)
	PUT OPTIONS WRITTEN - (2.1)% (Proceeds - $5,127,005)					(2,238,507)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%					2,652,947
	NET ASSETS - 100.0%					$96,669,647

		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (3.2)%
	CALL OPTIONS WRITTEN - (1.1)%
40	SPDR S&P 500 ETF Trust	FCS	01/21/2022	$484	$1,899,840	$6,200
140	SPDR S&P 500 ETF Trust	FCS	01/21/2022	486	6,649,440	15,680
200	SPDR S&P 500 ETF Trust	FCS	01/21/2022	489	9,499,200	13,600
135	SPDR S&P 500 ETF Trust	FCS	02/18/2022	490	6,411,960	37,935
235	SPDR S&P 500 ETF Trust	FCS	02/18/2022	497	11,161,560	31,725
100	SPDR S&P 500 ETF Trust	FCS	03/18/2022	492	4,749,600	51,400
190	SPDR S&P 500 ETF Trust	FCS	03/18/2022	496	9,024,240	73,340
85	SPDR S&P 500 ETF Trust	FCS	03/18/2022	500	4,037,160	22,440
265	SPDR S&P 500 ETF Trust	FCS	06/17/2022	501	12,586,440	254,930
225	SPDR S&P 500 ETF Trust	FCS	06/17/2022	510	10,686,600	139,500
325	SPDR S&P 500 ETF Trust	FCS	09/30/2022	512	15,436,200	366,438
75	SPDR S&P 500 ETF Trust	FCS	09/30/2022	515	3,562,200	76,688
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,161,950)					1,089,876

	PUT OPTIONS WRITTEN - (2.1)%
10	SPDR S&P 500 ETF Trust	FCS	01/21/2022	$416	$474,960	350
10	SPDR S&P 500 ETF Trust	FCS	01/21/2022	418	474,960	400
40	SPDR S&P 500 ETF Trust	FCS	01/21/2022	435	1,899,840	2,680
50	SPDR S&P 500 ETF Trust	FCS	01/21/2022	442	2,374,800	4,350
230	SPDR S&P 500 ETF Trust	FCS	01/21/2022	460	10,924,080	48,300
40	SPDR S&P 500 ETF Trust	FCS	01/21/2022	465	1,899,840	11,200
100	SPDR S&P 500 ETF Trust	FCS	02/18/2022	408	4,749,600	12,800
100	SPDR S&P 500 ETF Trust	FCS	02/18/2022	414	4,749,600	14,200
10	SPDR S&P 500 ETF Trust	FCS	02/18/2022	433	474,960	2,410
115	SPDR S&P 500 ETF Trust	FCS	02/18/2022	436	5,462,040	31,280

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.2)% (Continued)
	PUT OPTIONS WRITTEN - (2.1)% (Continued)
25	SPDR S&P 500 ETF Trust	FCS	02/18/2022	$452	$1,187,400	$10,600
20	SPDR S&P 500 ETF Trust	FCS	02/18/2022	462	949,920	12,160
50	SPDR S&P 500 ETF Trust	FCS	03/18/2022	393	2,374,800	10,900
10	SPDR S&P 500 ETF Trust	FCS	03/18/2022	415	474,960	3,290
20	SPDR S&P 500 ETF Trust	FCS	03/18/2022	419	949,920	7,240
25	SPDR S&P 500 ETF Trust	FCS	03/18/2022	420	1,187,400	9,500
25	SPDR S&P 500 ETF Trust	FCS	03/18/2022	424	1,187,400	9,925
35	SPDR S&P 500 ETF Trust	FCS	03/18/2022	438	1,662,360	18,935
40	SPDR S&P 500 ETF Trust	FCS	03/18/2022	440	1,899,840	22,560
100	SPDR S&P 500 ETF Trust	FCS	03/18/2022	443	4,749,600	61,500
50	SPDR S&P 500 ETF Trust	FCS	03/18/2022	446	2,374,800	33,300
20	SPDR S&P 500 ETF Trust	FCS	03/18/2022	457	949,920	16,780
150	SPDR S&P 500 ETF Trust	FCS	06/17/2022	433	7,124,400	190,800
75	SPDR S&P 500 ETF Trust	FCS	06/17/2022	435	3,562,200	95,025
25	SPDR S&P 500 ETF Trust	FCS	06/17/2022	439	1,187,400	33,800
115	SPDR S&P 500 ETF Trust	FCS	06/17/2022	447	5,462,040	174,685
125	SPDR S&P 500 ETF Trust	FCS	06/17/2022	465	5,937,000	251,625
125	SPDR S&P 500 ETF Trust	FCS	09/30/2022	461	5,937,000	335,500
75	SPDR S&P 500 ETF Trust	FCS	09/30/2022	468	3,562,200	217,912
200	SPDR S&P 500 ETF Trust	FCS	09/30/2022	470	9,499,200	594,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $5,127,005)					2,238,507

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $6,288,955)					$3,328,383

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

FCS	- StoneX Group, Inc.

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2021

	Catalyst/Millburn		Catalyst	Catalyst/Teza
	Dynamic Commodity	Catalyst/Warrington	Systematic Alpha	Algorithmic Allocation
	Strategy Fund	Strategic	Fund	Fund
	(Consolidated)	Program Fund	(Consolidated)	(Consolidated)
ASSETS:
Investments in Unaffiliated securities, at cost	$7,617,805	$81,972,209	$4,519,260	$3,656,318
Investments in Affiliated securities, at cost	—	2,503,648	—	—
Securities at Cost	$7,617,805	$84,475,857	$4,519,260	$3,656,318

Investments in Unaffiliated securities, at value	$7,749,135	$81,972,209	$4,650,377	$3,710,668
Investments in Affiliated securities, at value	—	3,415,305	—	—
Securities at Value	$7,749,135	$85,387,514	$4,650,377	$3,710,668
Cash	306,443	249	859,283	1,103,607
Cash segregated for disgorgement of advisory fees (see Note 11)	—	6,182,507	—	—
Deposits with Broker for futures and options (a)	987,429	19,221,559	201,706	1,674,701
Dividends and interest receivable	16,645	988	429	512
Receivable for Fund shares sold	—	92,846	118,000	100
Receivable for securities sold	—	532,700	42,479	—
Due from Manager	2,895	12,559	698	—
Futures unrealized appreciation	379,495	—	—	97,767
Prepaid expenses and other assets	28,121	41,644	14,698	9,241
Total Assets	9,470,163	111,472,566	5,887,670	6,596,596

LIABILITIES:
Securities sold short (proceeds $0, $0, $0, $132,473, $0)	—	—	115,847	—
Payable for securities purchased	—	—	134,750	—
Management fees payable	—	158,321	—	1,921
Accrued 12b-1 fees	3,651	25,884	1,106	201
Payable for disgorgement of advisory fees (see Note 10)	—	6,182,507	—	—
Payable to related parties	5,463	11,451	4,913	2,428
Payable for Fund shares redeemed	130	247,421	—	—
Trustee fee payable	3,094	3,360	2,696	3,002
Futures unrealized depreciation	60,235	—	11,660	71,305
Unrealized depreciation - on swap contracts	—	—	77,419	—
Compliance officer fees payable	75	132	—	451
Accrued expenses and other liabilities	14,389	45,336	6,424	24,157
Total Liabilities	87,037	6,674,412	354,815	103,465

Net Assets	$9,383,126	$104,798,154	$5,532,855	$6,493,131

NET ASSETS CONSIST OF:
Paid in capital	$9,224,878	$1,111,429,671	$5,128,036	$7,137,834
Accumulated earnings (losses)	158,248	(1,006,631,517)	404,819	(644,703)
Net Assets	$9,383,126	$104,798,154	$5,532,855	$6,493,131

Class A
Net Assets	$3,003,405	$17,908,838	$359,755	$9,978
Shares of beneficial interest outstanding (b)	294,655	2,147,499	32,006	1,067
Net asset value per share (Net assets/shares outstanding)	$10.19	$8.34	$11.24	$9.35
Maximum offering price per share (c)	$10.81	$8.85	$11.93	$9.92
Minimum redemption price per share (d)	$10.09	$8.26	$11.13	$9.26

Class C
Net Assets	$1,070,738	$16,494,559	$176,110	$923
Shares of beneficial interest outstanding (b)	108,875	2,110,881	16,316	100
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.83	$7.81	$10.79	$9.23

Class I
Net Assets	$5,308,983	$70,394,757	$4,996,990	$6,482,230
Shares of beneficial interest outstanding (b)	517,646	8,264,011	453,967	692,205
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$10.26	$8.52	$11.01	$9.36

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2021

	Catalyst		Catalyst/Millburn
	Income and Multi	Catalyst	Hedge Strategy	Catalyst
	Strategy Fund	Nasdaq-100 Hedged	Fund	Buffered Shield
	(Consolidated)	Equity Fund	(Consolidated)	Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$2,835,564	$11,786,370	$1,866,033,816	$95,217,883
Investments in Affiliated securities, at cost	398,263	—	—	—
Securities at Cost	$3,233,827	$11,786,370	$1,866,033,816	$95,217,883

Investments in Unaffiliated securities, at value	$2,822,441	$14,371,413	$2,428,431,477	$97,345,083
Investments in Affiliated securities, at value	421,919	—	—	—
Securities at Value	$3,244,360	$14,371,413	$2,428,431,477	$97,345,083
Cash	639,134	—	278,621,663	2,086,818
Cash Collateral Held at Custodian	—	—	115,115,000	—
Receivable for securities sold	21,471	—	108,514,687	—
Futures unrealized appreciation	64,183	120,001	40,360,535	—
Due from Manager	2,533	—	—	—
Deposits with Broker for futures and options (a)	301,017	1,482,292	266,127,903	271,440
Dividends and interest receivable	17,599	2,147	6,324,559	77,717
Receivable for Fund shares sold	—	200	3,352,209	420,040
Unrealized appreciation on forward currency exchange contracts	—	—	75,819,606	—
Prepaid expenses and other assets	17,897	19,610	104,663	46,717
Total Assets	4,308,194	15,995,663	3,322,772,302	100,247,815

LIABILITIES:
Options written, at value (premiums received $0, $0, $0, $6,288,955)	—	—	—	3,328,383
Management fees payable	—	3,697	4,713,706	78,214
Accrued 12b-1 fees	598	3,717	334,211	19,475
Futures unrealized depreciation	35,382	179,086	16,366,303	—
Payable upon return of securities loaned (Note 1)	—	653,971	—	—
Payable for securities purchased	—	—	353,359	—
Payable for Fund shares redeemed	32,457	—	2,057,758	124,611
Unrealized depreciation on forward currency exchange contracts	—	—	82,668,340	—
Payable to related parties	5,972	6,930	151,674	14,135
Trustee fee payable	3,089	2,847	3,017	2,788
Compliance officer fees payable	321	463	—	60
Accrued expenses and other liabilities	10,026	14,629	590,366	10,502
Total Liabilities	87,845	865,340	107,238,734	3,578,168

Net Assets	$4,220,349	$15,130,323	$3,215,533,568	$96,669,647

NET ASSETS CONSIST OF:
Paid in capital	$4,474,704	$12,665,345	$3,080,549,780	$96,128,245
Accumulated earnings (losses)	(254,355)	2,464,978	134,983,788	541,402
Net Assets	$4,220,349	$15,130,323	$3,215,533,568	$96,669,647

Class A
Net Assets	$40,016	$1,528,676	$295,840,775	$26,512,654
Shares of beneficial interest outstanding (b)	2,788	120,030	8,221,211	2,628,783
Net asset value per share (Net assets/shares outstanding)	$14.35	$12.74	$35.99	$10.09
Maximum offering price per share (c)	$15.23	13.52	$38.19	$10.71
Minimum redemption price per share (d)	$14.21	$12.61	$35.63	$9.99

Class C
Net Assets	$183,555	$1,808,877	$321,546,617	$5,119,588
Shares of beneficial interest outstanding (b)	13,153	151,179	9,145,058	522,593
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$13.96	$11.97	$35.16	$9.80

Class C-1 (e)
Net Assets			$2,511,445
Shares of beneficial interest outstanding (b)			71,422
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)			$35.16

Class I
Net Assets	$3,996,778	$11,792,770	$2,595,634,731	$65,037,405
Shares of beneficial interest outstanding (b)	278,209	917,263	71,721,044	6,395,297
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.37	$12.86	$36.19	$10.17

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

(e)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2021

	Catalyst/Millburn		Catalyst	Catalyst/Teza
	Dynamic Commodity	Catalyst/Warrington	Systematic Alpha	Algorithmic Allocation
	Strategy Fund	Strategic Program	Fund	Fund
	(Consolidated)	Fund	(Consolidated)	(Consolidated)
Investment Income:
Dividend income	$76,848	$—	$8,519	$38,496
Interest income	409	3,611	312	90
Foreign tax withheld	—	—	(113)	—
Total Investment Income	77,257	3,611	8,718	38,586

Operating Expenses:
Investment management fees	91,927	873,567	31,014	60,961
12b-1 Fees:
Class A	3,956	21,893	307	12
Class C	6,043	90,264	971	4
Networking fees	6,575	49,552	1,896	1,517
Registration fees	23,082	26,534	8,729	8,049
Administration fees	12,892	25,290	12,391	9,222
Management services fees	3,834	15,001	3,038	3,323
Legal fees	16,565	52,428	16,870	10,817
Audit fees	7,829	6,568	8,333	7,940
Transfer Agent fees	1,819	9,652	227	31
Trustees’ fees	6,325	6,288	6,224	6,224
Printing expense	6,232	7,188	3,815	2,555
Compliance officer fees	4,123	6,429	4,062	5,256
Custody fees	7,189	2,627	1,610	1,287
Dividend expense	—	—	241	—
Insurance expense	403	1,512	46	101
Interest expense	—	15	540	—
Miscellaneous expense	1,058	1,058	1,058	1,058
Total Operating Expenses	199,852	1,195,866	101,372	118,357
Less: Fees waived/expenses reimbursed by Manager	(85,511)	(12,559)	(62,591)	(54,477)
Net Operating Expenses	114,341	1,183,307	38,781	63,880

Net Investment Loss	(37,084)	(1,179,696)	(30,063)	(25,294)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	48,300	239,476	(117,762)	4,796
Affiliated investments	—	781,099	—	—
Options purchased	—	(20,577,528)	—	—
Options written	—	22,599,467	—	—
Futures	365,094	2,740,873	41,707	379,843
Swaps	—	—	621,520	—
Foreign currency transactions	(433)	—	—	(5,596)
Net realized gain	412,961	5,783,387	545,465	379,043

Net change in unrealized appreciation (depreciation) on:
Investments	182,508	—	131,117	(52,365)
Affiliated investments	—	(457,859)	—	—
Securities sold short	—	—	16,626	—
Options purchased	—	139,725	—	—
Options written	—	(307,800)	—	—
Futures	95,145	—	(11,660)	24,380
Foreign currency translations	—	—	—	1,561
Swaps	—	—	(411,788)	—

Net change in unrealized appreciation (depreciation)	277,653	(625,934)	(275,705)	(26,424)

Net Realized and Unrealized Gain on Investments	690,614	5,157,453	269,760	352,619

Net Increase in Net Assets Resulting From Operations	$653,530	$3,977,757	$239,697	$327,325

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2021

	Catalyst		Catalyst/Millburn
	Income and Multi	Catalyst	Hedge Strategy	Catalyst
	Strategy Fund	Nasdaq-100 Hedged	Fund	Buffered Shield
	(Consolidated)	Equity Fund	(Consolidated)	Fund
Investment Income:
Dividend Income	$51,017	$37,004	$14,956,963	$621,270
Interest Income	85	165	185,493	66,695
Dividend income - affiliated securities	11,971	—	—	—
Securities Lending - net	—	1,096	—	—
Total Investment Income	63,073	38,265	15,142,456	687,965

Operating Expenses:
Investment management fees	39,250	93,621	27,208,188	596,114
12b-1 Fees:
Class A	58	2,039	379,099	31,697
Class C	950	9,454	1,605,923	25,214
Class C-1*	—	—	8,653	—
Legal fees	9,620	11,396	13,701	7,480
Registration fees	10,488	15,213	51,756	24,558
Administration fees	11,086	13,758	469,806	30,029
Audit fees	7,829	7,100	14,470	7,031
Trustees’ fees	6,301	6,301	6,301	6,301
Compliance officer fees	5,241	5,235	41,291	6,316
Management services fees	3,082	4,393	391,329	14,443
Printing expense	910	3,657	101,809	5,270
Networking fees	2,015	3,957	1,420,341	14,695
Custody fees	2,266	4,936	66,598	2,172
Transfer Agent fees	93	663	61,549	6,515
Insurance expense	55	226	23,529	1,008
Interest expense	43	—	466,386	80
Miscellaneous expense	1,058	11,928	2,847	1,058
Total Operating Expenses	100,345	193,877	32,333,576	779,981
Less: Fees waived/expenses reimbursed by Manager	(54,229)	(70,768)	—	(136,182)
Net Operating Expenses	46,116	123,109	32,333,576	643,799

Net Investment Income (loss)	16,957	(84,844)	(17,191,120)	44,166

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	149,180	481,650	2,253,303	156,060
Affiliated securities	12,219	—	—	—
Options purchased	—	(7,935)	—	2,480,101
Options written	—	(36,330)	—	2,889,264
Futures	(161,669)	39,733	35,768,601	—
Foreign currency transactions	(3,259)	—	(149,672,336)	—
Net realized gain (loss):	(3,529)	477,118	(111,650,432)	5,525,425

Net change in unrealized appreciation (depreciation) on:
Investments	(218,664)	911,843	47,823,278	(1,078,194)
Affiliated securities	(9,340)	—	—	—
Options purchased	—	(21,900)	—	290,378
Options written	—	(13,929)	—	270,752
Futures	18,332	(15,346)	(5,555,128)	—
Foreign currency translations	655	—	68,278,170	—

Net change in unrealized appreciation (depreciation)	(209,017)	860,668	110,546,320	(517,064)

Net Realized and Unrealized Gain (Loss) on Investments	(212,546)	1,337,786	(1,104,112)	5,008,361

Net Increase (Decrease) in Net Assets Resulting From Operations	$(195,589)	$1,252,942	$(18,295,232)	$5,052,527

*	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst/Millburn Dynamic Commodity Strategy Fund		Catalyst/Warrington Strategic Program Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021
	(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(37,084)	$(532,291)	$(1,179,696)	$(1,874,574)
Net realized gain (loss) on investments	412,961	(4,159,889)	5,783,387	6,881,643
Net change in unrealized appreciation (depreciation) on investments	277,653	1,008,041	(625,934)	284,111
Net increase (decrease) in net assets resulting from operations	653,530	(3,684,139)	3,977,757	5,291,180

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	164,798	1,012,533	1,805,567	708,466
Class C	140,974	46,992	45,833	207,833
Class I	350,954	4,226,898	16,956,034	22,224,505
Cost of shares redeemed
Class A	(761,929)	(2,329,043)	(2,162,088)	(13,523,558)
Class C	(646,677)	(4,837,181)	(4,443,789)	(11,395,376)
Class I	(3,191,476)	(24,310,886)	(10,287,926)	(48,817,126)
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,943,356)	(26,190,687)	1,913,631	(50,595,256)

Total Increase (Decrease) in Net Assets	(3,289,826)	(29,874,826)	5,891,388	(45,304,076)

Net Assets:
Beginning of year/period	12,672,952	42,547,778	98,906,766	144,210,842
End of year/period	$9,383,126	$12,672,952	$104,798,154	$98,906,766

Share Activity:
Class A
Shares Sold	16,635	95,880	221,602	92,246
Shares Reinvested	—	—	—	—
Shares Redeemed	(78,076)	(228,396)	(267,594)	(1,758,658)
Net decrease in shares of Beneficial interest	(61,441)	(132,516)	(45,992)	(1,666,412)

Class C
Shares Sold	14,141	4,642	5,997	28,598
Shares Reinvested	—	—	—	—
Shares Redeemed	(69,312)	(486,217)	(587,625)	(1,564,440)
Net decrease in shares of Beneficial interest	(55,171)	(481,575)	(581,628)	(1,535,842)

Class I
Shares Sold	35,305	400,422	2,051,277	2,808,291
Shares Reinvested	—	—	—	—
Shares Redeemed	(324,299)	(2,376,542)	(1,247,216)	(6,237,558)
Net increase (decrease) in shares of Beneficial interest	(288,994)	(1,976,120)	804,061	(3,429,267)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

			Catalyst/Teza
	Catalyst Systematic Alpha Fund		Algorithmic Allocation Fund
	(Consolidated)		(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(30,063)	$16,128	$(25,294)	$(63,924)
Net realized gain (loss) on investments	545,465	304,036	379,043	(7,688)
Net change in unrealized appreciation (depreciation) on investments	(275,705)	589,280	(26,424)	(98,368)
Net increase (decrease) in net assets resulting from operations	239,697	909,444	327,325	(169,980)

Distributions to Shareholders from:
Return of Capital
Class A	—	—	—	(59)
Class C	—	—	—	(1)
Class I	—	—	—	(5,949)
Distributions
Class A	(12,767)	(23,738)	—	(4,274)
Class C	(7,561)	(29,842)	—	(54)
Class I	(242,823)	(491,921)	—	(442,970)

Total distributions to shareholders	(263,151)	(545,501)	—	(453,307)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	311,743	121,698	—	86,498
Class C	21,945	22,096	—	—
Class I	2,808,979	218,287	51,226	804,365
Reinvestment of distributions
Class A	11,706	21,873	—	4,272
Class C	7,561	29,842	—	—
Class I	106,452	157,998	—	389,057
Cost of shares redeemed
Class A	(130,890)	(216,610)	—	(220,385)
Class C	(46,381)	(81,290)	—	—
Class I	(388,050)	(707,150)	(142,822)	(1,243,483)
Net increase (decrease) in net assets from share transactions of beneficial interest	2,703,065	(433,256)	(91,596)	(179,676)

Total Increase (Decrease) in Net Assets	2,679,611	(69,313)	235,729	(802,963)

Net Assets:
Beginning of year/period	2,853,244	2,922,557	6,257,402	7,060,365
End of year/period	$5,532,855	$2,853,244	$6,493,131	$6,257,402

Share Activity:
Class A
Shares Sold	26,728	11,638	—	8,488
Shares Reinvested	1,049	2,380	—	462
Shares Redeemed	(10,863)	(21,480)	—	(22,290)
Net increase (decrease) in shares of Beneficial interest	16,914	(7,462)	—	(13,340)

Class C
Shares Sold	1,935	2,258	—	—
Shares Reinvested	705	3,372	—	—
Shares Redeemed	(3,995)	(8,341)	—	—
Net decrease in shares of Beneficial interest	(1,355)	(2,711)	—	—

Class I
Shares Sold	244,221	21,356	5,728	80,393
Shares Reinvested	9,740	17,516	—	42,115
Shares Redeemed	(34,867)	(71,023)	(15,395)	(133,991)
Net increase (decrease) in shares of Beneficial interest	219,094	(32,151)	(9,667)	(11,483)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Income and Multi Strategy Fund		Catalyst Nasdaq-100 Hedged Equity Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$16,957	$(17,208)	$(84,844)	$(103,797)
Net realized gain (loss) on investments	(3,529)	391,882	477,118	291,609
Net change in unrealized appreciation (depreciation) on investments	(209,017)	156,037	860,668	1,649,244
Net increase (decrease) in net assets resulting from operations	(195,589)	530,711	1,252,942	1,837,056

Distributions to Shareholders from:
From Return of Capital
Class A	—	—	—	(6,370)
Class C	—	—	—	(7,875)
Class I	—	—	—	(37,668)
Total Distributions
Class A	(1,651)	(1,027)	(5,533)	(2,559)
Class C	(6,777)	(979)	(6,244)	(3,163)
Class I	(185,838)	(62,325)	(37,451)	(34,816)
Total distributions to shareholders	(194,266)	(64,331)	(49,228)	(92,451)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	—	4,575	234,970	799,273
Class C	5,000	98,746	18,310	955,886
Class I	446,435	1,156,382	1,559,900	11,782,632
Reinvestment of distributions
Class A	1,651	1,027	4,637	6,718
Class C	6,777	979	5,903	10,146
Class I	111,562	37,572	31,106	13,319
Cost of shares redeemed
Class A	(7,973)	(17,889)	(368,897)	(1,365,079)
Class C	—	(30,107)	(306,603)	(602,377)
Class I	(447,290)	(312,543)	(1,866,213)	(8,911,445)
Net increase (decrease) in net assets from share transactions of beneficial interest	116,162	938,742	(686,887)	2,689,073

Total Increase (Decrease) in Net Assets	(273,693)	1,405,122	516,827	4,433,678

Net Assets:
Beginning of year/period	4,494,042	3,088,920	14,613,496	10,179,818
End of year/period	$4,220,349	$4,494,042	$15,130,323	$14,613,496

Share Activity:
Class A
Shares Sold	—	314	19,415	75,780
Shares Reinvested	114	70	370	606
Shares Redeemed	(510)	(1,194)	(29,340)	(126,186)
Net decrease in shares of Beneficial interest	(396)	(810)	(9,555)	(49,800)

Class C
Shares Sold	334	6,423	1,558	94,919
Shares Reinvested	481	68	501	966
Shares Redeemed	—	(2,032)	(26,424)	(57,749)
Net increase (decrease) in shares of Beneficial interest	815	4,459	(24,365)	38,136

Class I
Shares Sold	28,918	76,410	125,017	1,056,910
Shares Reinvested	7,689	2,559	2,457	1,193
Shares Redeemed	(30,029)	(21,584)	(151,298)	(807,866)
Net increase (decrease) in shares of Beneficial interest	6,578	57,385	(23,824)	250,237

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Millburn Hedge Strategy Fund		Catalyst Buffered Shield Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(17,191,120)	$(37,980,064)	$44,166	$125,078
Net realized gain (loss) on investments	(111,650,432)	596,532,781	5,525,425	6,771,953
Net change in unrealized appreciation (depreciation) on investments	110,546,320	305,787,187	(517,064)	4,908,177
Net increase (decrease) in net assets resulting from operations	(18,295,232)	864,339,904	5,052,527	11,805,208

Distributions to Shareholders from:
From Return of Capital
Class A	—	(34,402)	—	—
Class C	—	(38,257)	—	—
Class C-1 (a,b)	—	—	—	—
Class I	—	(253,539)	—	—
Total Distributions
Class A	—	(10,826,931)	(3,975,970)	(360,164)
Class C	—	(9,228,237)	(766,843)	(62,278)
Class C-1 (a,b)	—	(34)	—	—
Class I	—	(87,272,251)	(9,713,609)	(835,950)

Total distributions to shareholders	—	(107,653,651)	(14,456,422)	(1,258,392)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	49,393,156	37,540,431	4,537,267	8,126,424
Class C	23,040,334	20,991,332	437,185	1,596,840
Class C-1 (a,b)	1,632,128	881,854	—	—
Class I	469,699,882	519,903,509	25,778,437	28,787,512
Reinvestment of distributions
Class A	—	7,919,658	3,779,162	302,621
Class C	—	8,829,984	761,523	60,949
Class C-1 (a,b)	—	—	—	—
Class I	—	64,198,332	9,212,885	619,793
Cost of shares redeemed
Class A	(56,859,668)	(135,378,961)	(2,834,792)	(5,591,985)
Class C	(32,193,440)	(107,831,621)	(272,387)	(886,261)
Class C-1 (a,b)	(11)	—	—	—
Class I	(240,254,519)	(1,273,095,503)	(24,222,211)	(8,493,370)
Net increase (decrease) in net assets from share transactions of beneficial interest	214,457,862	(856,040,985)	17,177,069	24,522,523

Total Increase (Decrease) in Net Assets	196,162,630	(99,354,732)	7,773,174	35,069,339

Net Assets:
Beginning of year/period	3,019,370,938	3,118,725,670	88,896,473	53,827,134
End of year/period	$3,215,533,568	$3,019,370,938	$96,669,647	$88,896,473

Share Activity:
Class A
Shares Sold	1,378,390	1,172,098	407,515	775,732
Shares Reinvested	—	261,893	381,734	29,438
Shares Redeemed	(1,609,955)	(4,422,206)	(269,566)	(540,989)
Net increase (decrease) in shares of Beneficial interest	(231,565)	(2,988,215)	519,683	264,181

Class C
Shares Sold	659,578	652,824	39,524	158,096
Shares Reinvested	—	296,507	79,160	6,029
Shares Redeemed	(918,942)	(3,597,936)	(24,813)	(87,392)
Net increase (decrease) in shares of Beneficial interest	(259,364)	(2,648,605)	93,871	76,733

Class C-1 (a,b)
Shares Sold	46,620	24,802
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase in shares of Beneficial interest	46,620	24,802

Class I
Shares Sold	13,100,507	15,841,300	2,265,651	2,717,980
Shares Reinvested	—	2,115,964	923,135	59,941
Shares Redeemed	(6,688,715)	(41,787,773)	(2,136,984)	(805,663)
Net increase (decrease) in shares of Beneficial interest	6,411,792	(23,830,509)	1,051,802	1,972,258

(a)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

(b)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 commenced operations on October 30, 2020.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Dynamic Commodity Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$9.56		$10.89		$10.95		$10.75	$10.96	$10.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.20)		(0.09)		(0.05)	(0.13)	(0.17)
Net realized and unrealized gain (loss) on investments	0.67		(1.13)		0.03		0.29	0.08	0.35
Total from investment operations	0.63		(1.33)		(0.06)		0.24	(0.05)	0.18

LESS DISTRIBUTIONS:
From net investment income	—		—		—		(0.04)	(0.16)	(0.11)
From net realized gains on investments	—		—		—		—	—	(0.01)
Total distributions	—		—		—		(0.04)	(0.16)	(0.12)

Net asset value, end of year/period	$10.19		$9.56		$10.89		$10.95	$10.75	$10.96

Total return (B)	6.59	% (C)	(12.21)%		(0.55)%		2.20%	(0.48)%	1.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,003		$3,404		$5,319		$10,932	$24,855	$39,938
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.86	% (D)	2.72%		2.47%		2.40%	2.33%	2.24%
Expenses, net waiver and reimbursement (F)	2.24	% (D)	2.27%		2.27%		2.26%	2.24%	2.24%
Net investment loss, before waiver and reimbursement (F,G)	(2.36	)% (D)	(2.41)%		(1.03)%		(0.55)%	(1.26)%	(1.62)%
Net investment loss, net waiver and reimbursement (F,G)	(0.74	)% (D)	(1.96)%		(0.83)%		(0.41)%	(1.17)%	(1.62)%
Portfolio turnover rate	32	% (C)	145%		0%		0%	0%	19%

	Class C
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$9.26		$10.62		$10.76		$10.61	$10.86	$10.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.07)		(0.27)		(0.18)		(0.12)	(0.21)	(0.25)
Net realized and unrealized gain (loss) on investments	0.64		(1.09)		0.04		0.27	0.07	0.36
Total from investment operations	0.57		(1.36)		(0.14)		0.15	(0.14)	0.11

LESS DISTRIBUTIONS:
From net investment income	—		—		—		—	(0.11)	(0.08)
From net realized gains on investments	—		—		—		—	—	(0.01)
Total distributions	—		—		—		—	(0.11)	(0.09)

Net asset value, end of year/period	$9.83		$9.26		$10.62		$10.76	$10.61	$10.86

Total return (B)	6.16	% (C)	(12.81	)% (E)	(1.30	)% (E)	1.41%	(1.31)%	1.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,071		$1,519		$6,860		$7,322	$10,487	$13,504
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	4.61	% (D)	3.47%		3.22%		3.15%	3.08%	2.99%
Expenses, net waiver and reimbursement (F)	2.99	% (D)	3.02%		3.02%		3.01%	2.99%	2.99%
Net investment loss, before waiver and reimbursement (F,G)	(3.13	)% (D)	(3.15)%		(1.83)%		(1.30)%	(2.00)%	(2.35)%
Net investment loss, net waiver and reimbursement (F,G)	(1.51	)% (D)	(2.70)%		(1.63)%		(1.16)%	(1.91)%	(2.35)%
Portfolio turnover rate	32	% (C)	145%		0%		0%	0%	19%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Dynamic Commodity Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$9.61		$10.91		$10.94		$10.79	$11.00	$10.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.18)		(0.07)		(0.02)	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	0.68		(1.12)		0.04		0.28	0.08	0.36
Total from investment operations	0.65		(1.30)		(0.03)		0.26	(0.02)	0.21

LESS DISTRIBUTIONS:
From net investment income	—		—		—		(0.11)	(0.19)	(0.12)
From net realized gains on investments	—		—		—		—	—	(0.01)
Total distributions	—		—		—		(0.11)	(0.19)	(0.13)

Net asset value, end of year/period	$10.26		$9.61		$10.91		$10.94	$10.79	$11.00

Total return (B)	6.76	% (C)	(11.92	)% (D)	(0.27	)% (D)	2.40%	(0.22)%	2.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,309		$7,750		$30,369		$31,882	$51,708	$60,447
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.61	% (E)	2.47%		2.22%		2.15%	2.08%	1.99%
Expenses, net waiver and reimbursement (F)	1.99	% (E)	2.02%		2.02%		2.01%	1.99%	1.99%
Net investment loss, before waiver and reimbursement (F,G)	(2.15	)% (E)	(2.17)%		(0.83)%		(0.30)%	(0.99)%	(1.36)%
Net investment loss, net waiver and reimbursement (F,G)	(0.53	)% (E)	(1.72)%		(0.63)%		(0.16)%	(0.90)%	(1.36)%
Portfolio turnover rate	32	% (C)	145%		0%		0%	0%	19%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020		June 30, 2019		June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$8.02		$7.61		$7.86		$8.07		$8.61	$11.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.10)		(0.15)		(0.10)		(0.09)		(0.11)	(0.16)
Net realized and unrealized gain (loss) on investments	0.42		0.56		(0.15)		(0.12)		(0.43)	(1.56)
Total from investment operations	0.32		0.41		(0.25)		(0.21)		(0.54)	(1.72)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—		—		—	(1.08)
Total distributions	—		—		—		—		—	(1.08)

Net asset value, end of year/period	$8.34		$8.02		$7.61		$7.86		$8.07	$8.61

Total return (B)	3.99	% (C, I)	5.39	% (C)	(3.18	)% (C)	(2.60)%		(6.27)%	(16.39)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$17,909		$17,587		$29,378		$82,099		$165,433	$634,388
Ratios to average net assets (including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (D)	2.42	% (J)	2.43%		2.59%		2.33%		2.26%	2.20%
Expenses, net waiver and reimbursement (D)	2.39	% (J)	2.02	% (H)	2.59%		2.33%		2.26%	2.20%
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (D,G)	(2.41	)% (J)	(2.40)%		(1.30)%		(1.15)%		(1.28)%	(1.51)%
Net investment loss, net waiver and reimbursement (D,G)	(2.39	)% (J)	(1.98	)% (H)	(1.30)%		(1.15)%		(1.28)%	(1.51)%
Portfolio turnover rate	0	% (I)	0%		0%		0%		0%	54%

	Class C
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020		June 30, 2019		June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$7.54		$7.21		$7.51		$7.76		$8.35	$11.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.12)		(0.20)		(0.15)		(0.14)		(0.16)	(0.23)
Net realized and unrealized gain (loss) on investments	0.39		0.53		(0.15)		(0.11)		(0.43)	(1.51)
Total from investment operations	0.27		0.33		(0.30)		(0.25)		(0.59)	(1.74)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—		—		—	(1.08)
Total distributions	—		—		—		—		—	(1.08)

Net asset value, end of year/period	$7.81		$7.54		$7.21		$7.51		$7.76	$8.35

Total return (B)	3.58	% (C,I)	4.58	% (C)	(3.99	)% (C)	(3.22	)% (C)	(7.07)%	(17.02)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$16,495		$20,305		$30,499		$65,411		$106,913	$270,360
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (D)	3.16	% (J)	3.19%		3.36%		3.08%		3.02%	2.95%
Expenses, net waiver and reimbursement (D)	3.14	% (J)	2.77	% (H)	3.36%		3.08%		3.02%	2.95%
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (D,G)	(3.15	)% (J)	(3.16)%		(2.13)%		(1.89)%		(2.04)%	(2.25)%
Net investment loss, net waiver and reimbursement (D,G)	(3.13	)% (J)	(2.74	)% (H)	(2.13)%		(1.89)%		(2.04)%	(2.25)%
Portfolio turnover rate	0	% (I)	0%		0%		0%		0%	54%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio of expenses to average net assets (excluding dividend and interest expense).

Expenses, before waiver and reimbursement (D)	2.42	% (J)	2.43%		2.59%	2.27%	2.24%	2.16%
Expenses, net waiver and reimbursement (D)	2.39	% (J,H)	2.02	% (H)	(1.30)%	(1.15)%	(1.28)%	(1.51)%

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	3.16	% (J)	3.19.	%	3.36%	3.02%	3.00%	2.91%
Expenses, net waiver and reimbursement (D)	3.14	% (J,H)	2.77	% (H)	(2.13)%	(1.89)%	(2.04)%	(2.25)%

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Manager has voluntarily waived a portion of expenses. This waiver will not be recaptured by the manager.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$8.18		$7.74		$7.98		$8.17	$8.70	$11.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.09)		(0.13)		(0.08)		(0.07)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	0.43		0.57		(0.16)		(0.12)	(0.44)	(1.57)
Total from investment operations	0.34		0.44		(0.24)		(0.19)	(0.53)	(1.70)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—		—	—	(1.08)
Total distributions	—		—		—		—	—	(1.08)

Net asset value, end of year/period	$8.52		$8.18		$7.74		$7.98	$8.17	$8.70

Total return (B)	4.16	% (C,H)	5.68	% (C)	(3.01	)% (C)	(2.33)%	(6.09)%	(16.17)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$70,395		$61,014		$84,334		$282,645	$542,712	$1,523,114
Ratios to average net assets(including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (D)	2.17	% (I)	2.16%		2.31%		2.08%	2.02%	1.95%
Expenses, net waiver and reimbursement (D)	2.15	% (I)	1.75	% (G)	2.31%		2.08%	2.02%	1.95%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (D,F)	(2.17	)% (I)	(2.13)%		(1.00)%		(0.91)%	(1.03)%	(1.25)%
Net investment loss, net waiver and reimbursement (D,F)	(2.14	)% (I)	(1.71	)% (G)	(1.00)%		(0.91)%	(1.03)%	(1.25)%
Portfolio turnover rate	0	% (H)	0%		0%		0%	0%	54%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.17	% (I)	2.16%		2.31%	2.08%	2.02%	1.95%
Expenses, net waiver and reimbursement (D)	2.15	% (I,G)	1.75	% (G)	2.31%	2.08%	2.02%	1.95%

(F)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Manager has voluntarily waived a portion of expenses. This waiver will not be recaptured by the manager.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$10.86		$9.56	$9.18	$8.93		$9.45	$9.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.10)		0.04	0.17	0.15		0.02	0.07
Net realized and unrealized gain (loss) on investments	1.06		3.16	0.35	0.10	(B)	(0.54)	(0.45	) (B)
Total from investment operations	0.96		3.20	0.52	0.25		(0.52)	(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.58)		(1.90)	(0.14)	(0.00	) (C)	—	(0.01)
From net realized gains on investments	—		—	—	—		—	—
Total distributions	(0.58)		(1.90)	(0.14)	(0.00)		—	(0.01)

Net asset value, end of year/period	$11.24		$10.86	$9.56	$9.18		$8.93	$9.45

Total return (D,E)	8.90	% (J)	37.12%	5.58%	2.82%		(5.50)%	(3.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$360		$164	$216	$140		$2,157	$360
Ratios to average net assets(including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (H)	5.08	% (K)	5.77%	5.25%	5.10%		4.24%	3.96%
Expenses, net waiver and reimbursement (H)	2.05	% (K)	2.03%	2.04%	2.02%		1.86%	0.60%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H,I)	(4.69	)% (K)	(3.44)%	(1.47)%	(1.24)%		(2.12)%	(2.67)%
Net investment income, net waiver and reimbursement (H,I)	(1.68	)% (K)	0.35%	1.74%	1.67%		0.25%	0.69%
Portfolio turnover rate	373	% (J)	121%	75%	120%		116%	17%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$10.41		$9.23	$8.85	$8.72		$9.30	$9.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.14)		(0.04)	0.08	0.07		(0.06)	0.06
Net realized and unrealized gain (loss) on investments	1.00		3.04	0.35	0.09	(B)	(0.52)	(0.51	) (B)
Total from investment operations	0.86		3.00	0.43	0.16		(0.58)	(0.45)

LESS DISTRIBUTIONS:
From net investment income	(0.48)		(1.82)	(0.05)	(0.03)		—	—
From net realized gains on investments	—		—	—	—		—	—
Total distributions	(0.48)		(1.82)	(0.05)	(0.03)		—	—

Net asset value, end of year/period	$10.79		$10.41	$9.23	$8.85		$8.72	$9.30

Total return (D,E)	8.32	% (J)	35.99%	4.84%	1.94%		(6.24)%	(4.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$176		$184	$188	$269		$269	$190
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	5.92	% (K)	6.53%	6.00%	5.85%		4.82%	4.71%
Expenses, net waiver and reimbursement (H)	2.80	% (K)	2.78%	2.79%	2.77%		2.31%	1.35%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H,I)	(5.57	)% (K)	(4.16)%	(2.32)%	(2.36)%		(3.21)%	(2.72)%
Net investment income (loss), net waiver and reimbursement (H,I)	(2.48	)% (K)	(0.39)%	0.89%	0.81%		(0.70)%	0.65%
Portfolio turnover rate	373	% (J)	121%	75%	120%		116%	17%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended June 30, 2019 and June 30, 2017 , primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Represents less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (H)	5.05	% (K)	5.76%	5.23%	5.10%	4.24%	3.96%
Expenses, net waiver and reimbursement (H)	2.02	% (K)	2.02%	2.02%	2.02%	1.86%	0.60%

(G)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (H)	5.89	% (K)	6.52%	5.98%	5.85%	4.82%	4.71%
Expenses, net waiver and reimbursement (H)	2.77	% (K)	2.77%	2.77%	2.77%	2.31%	1.35%

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2021	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
(Unaudited)
Net asset value, beginning of year/period	$10.67	$9.43	$9.05	$8.91	$9.40	$9.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.08)	0.06	0.19	0.15	0.03	0.11
Net realized and unrealized gain (loss) on investments	1.02	3.12	0.35	0.10	(B)	(0.52)	(0.46	) (B)
Total from investment operations	0.94	3.18	0.54	0.25	(0.49)	(0.35)

LESS DISTRIBUTIONS:
From net investment income	(0.60)	(1.94)	(0.16)	(0.11)	—	(0.09)
From net realized gains on investments	—	—	—	—	—	—
Total distributions	(0.60)	(1.94)	(0.16)	(0.11)	—	(0.09)

Net asset value, end of year/period	$11.01	$10.67	$9.43	$9.05	$8.91	$9.40

Total return (C,D)	8.85	% (H)	37.47%	5.88%	2.97%	(5.21)%	(3.61)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,997	$2,505	$2,519	$2,206	$2,837	$1,742
Ratios to average net assets(including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (F)	4.81	% (I)	5.52%	5.00%	4.85%	3.81%	3.14%
Expenses, net waiver and reimbursement (F)	1.80	% (I)	1.78%	1.79%	1.77%	1.36%	0.35%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (F,G)	(4.39	)% (I)	(3.10)%	(1.22)%	(1.29)%	(2.17)%	(1.66)%
Net investment income, net waiver and reimbursement (F,G)	(1.41	)% (I)	0.63%	1.99%	1.79%	0.29%	1.13%
Portfolio turnover rate	373	% (H)	121%	75%	120%	116%	17%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended June 30, 2019 and June 30, 2017, primarily due to timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	4.78	% (I)	5.51%	4.98%	4.85%	3.81%	3.14%
Expenses, net waiver and reimbursement (F)	1.77	% (I)	1.77%	1.77%	1.77%	1.36%	0.35%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Teza Algorithmic Allocation Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2021		June 30, 2021	June 30, 2020 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.90		$9.69	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.05)		(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	0.50		(0.08)	(0.24)
Total from investment operations	0.45		(0.20)	(0.31)

LESS DISTRIBUTIONS:
From net investment income	—		(0.58)	—
From return of capital	—		(0.01)	—
Total distributions	—		(0.59)	—

Net asset value, end of year/period	$9.35		$8.90	$9.69

Total return (C)	5.06	% (D)	(2.28)%	(3.10	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10		$9	$140
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (H)	3.96	% (E)	3.94%	4.35	% (E)
Expenses, net waiver and reimbursement (H)	2.24	% (E)	2.24%	2.24	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H,I)	(2.73	)% (E)	(2.87)%	(3.51	)% (E)
Net investment loss, net waiver and reimbursement (H,I)	(1.03	)% (E)	(1.17)%	(1.40	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

	Class C
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2021		June 30, 2021	June 30, 2020 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.82		$9.65	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.09)		(0.19)	(0.11)
Net realized and unrealized gain (loss) on investments	0.50		(0.09)	(0.24)
Total from investment operations	0.41		(0.28)	(0.35)

LESS DISTRIBUTIONS:
From net investment income	—		(0.54)	—
From return of capital	—		(0.01)	—
Total distributions	—		(0.55)	—

Net asset value, end of year/period	$9.23		$8.82	$9.65

Total return (C)	4.65	% (D)	(3.09)%	(3.50	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1		$1	$1
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	4.65	% (E)	4.69%	5.10	% (E)
Expenses, net waiver and reimbursement (H)	2.99	% (E)	2.99%	2.99	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H,I)	(3.69	)% (E)	(3.71)%	(4.26	)% (E)
Net investment loss, net waiver and reimbursement (H,I)	(1.99	)% (E)	(2.01)%	(2.15	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

(A)	The Catalyst/Teza Algorithmic Allocation Fund Class A and Class C shares commenced operations on December 31, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (H)	3.96	% (E)	3.94%	4.35	% (E)
Expenses, net waiver and reimbursement (H)	2.24	% (E)	2.24%	2.24	% (E)

(G) Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (H)	4.65	% (E)	4.69%	5.10	% (E)
Expenses, net waiver and reimbursement (H)	2.99	% (E)	2.99%	2.99	% (E)

(H)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Teza Algorithmic Allocation Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2021		June 30, 2021	June 30, 2020 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.90		$9.70	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)		(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	0.50		(0.11)	(0.24)
Total from investment operations	0.46		(0.19)	(0.30)

LESS DISTRIBUTIONS:
From net investment income	—		(0.60)	—
From return of capital	—		(0.01)	—
Total distributions	—		(0.61)	—

Net asset value, end of year/period	$9.36		$8.90	$9.70

Total return (C)	5.17	% (D)	(2.14)%	(3.00	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,482		$6,247	$6,920
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (G)	3.69	% (E)	3.69%	4.10	% (E)
Expenses, net waiver and reimbursement (G)	1.99	% (E)	1.99%	1.99	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss before waiver and reimbursement (G,H)	(2.49	)% (E)	(2.57)%	(3.26	)% (E)
Net investment loss, net waiver and reimbursement (G,H)	(0.79	)% (E)	(0.87)%	(1.15	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

(A)	The Catalyst/Teza Algorithmic Allocation Fund Class I shares commenced operations on December 31, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (G)	3.69	% (E)	3.69%	4.10	% (E)
Expenses, net waiver and reimbursement (G)	1.99	% (E)	1.99%	1.99	% (E)

(G)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Income and Multi-Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$15.63		$13.64	$14.85	$14.62	$14.79		$15.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		(0.10)	0.04	(0.04)	(0.17)		(0.27)
Net realized and unrealized gain (loss) on investments	(0.71)		2.33	(0.73)	0.27	0.00	(C,F)	(0.43)
Total from investment operations	(0.67)		2.23	(0.69)	0.23	(0.17)		(0.70)

LESS DISTRIBUTIONS:
From net investment income	(0.61)		(0.24)	(0.43)	—	—		(0.02)
From return of capital	—		—	(0.09)	—	—		—
Total distributions	(0.61)		(0.24)	(0.52)	—	—		(0.02)

Net asset value, end of year/period	$14.35		$15.63	$13.64	$14.85	$14.62		$14.79

Total return (B)	(4.30	)% (I)	16.46%	(4.76)%	1.57%	(1.15)%		(4.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$40		$50	$54	$148	$253		$653
Ratios to average net assets (including interest expense) (D)
Expenses, before waiver and reimbursement (G)	4.69	% (J)	5.50%	5.10%	4.32%	3.22%		2.82%
Expenses, net waiver and reimbursement (G)	2.26	% (J)	2.28%	2.29%	2.26%	2.24%		2.26%
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (G,H)	(1.95	)% (J)	(3.93)%	(2.50)%	(2.27)%	(2.13)%		(2.34)%
Net investment income (loss) net waiver and reimbursement (G,H)	0.48	% (J)	(0.70)%	0.26%	(0.22)%	(1.15)%		(1.78)%
Portfolio turnover rate	30	% (I)	43%	157%	0%	0%		0%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$15.19		$13.26	$14.44	$14.33	$14.61		$15.40

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	(0.01)		(0.21)	(0.06)	(0.14)	(0.27)		(0.37)
Net realized and unrealized gain (loss) on investments	(0.69)		2.27	(0.70)	0.25	(0.01	) (C)	(0.42)
Total from investment operations	(0.70)		2.06	(0.76)	0.11	(0.28)		(0.79)

LESS DISTRIBUTIONS:
From net investment income	(0.53)		(0.13)	(0.33)	—	—		—
From return of capital	—		—	(0.09)	—	—		—
Total distributions	(0.53)		(0.13)	(0.42)	—	—		—

Net asset value, end of year/period	$13.96		$15.19	$13.26	$14.44	$14.33		$14.61

Total return (B)	(4.61	)% (I)	15.59%	(5.41)%	0.77%	(1.92)%		(5.13)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$184		$187	$104	$166	$308		$421
Ratios to average net assets (including interest expense) (E)
Expenses, before waiver and reimbursement (G)	5.43	% (J)	6.14%	5.85%	5.07%	4.06%		3.59%
Expenses, net waiver and reimbursement (G)	3.01	% (J)	3.03%	3.04%	3.01%	2.99%		3.01%
Ratios of net Investment loss (including interest expense)
Net investment loss, before waiver and reimbursement (G,H)	(2.62	)% (J)	(4.50)%	(3.31)%	(3.00)%	(2.94)%		(3.10)%
Net investment loss net waiver and reimbursement (G,H)	(0.20	)% (J)	(1.43)%	(0.46)%	(0.97)%	(1.86)%		(2.52)%
Portfolio turnover rate	30	% (I)	43%	157%	0%	0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized (loss) in the Statement of Operations for the year ended June 30, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (G)	4.69	% (J)	5.49%	5.08%	4.32%	3.22%	2.80%
Expenses, net waiver and reimbursement (G)	2.26	% (J)	2.27%	2.27%	2.26%	2.24%	2.24%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (G)	5.43	% (J)	6.13%	5.83%	5.07%	4.06%	3.57%
Expenses, net waiver and reimbursement (G)	3.01	% (J)	3.02%	3.02%	3.01%	2.99%	2.99%

(F)	Amount is less than $0.005.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Income and Multi-Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$15.67		$13.68	$14.91	$14.64	$14.79		$15.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (A)	0.06		(0.07)	0.09	0.01	(0.13)		(0.23)
Net realized and unrealized gain (loss) on investments	(0.70)		2.33	(0.73)	0.26	(0.02	) (C)	(0.43)
Total from investment operations	(0.64)		2.26	(0.64)	0.27	(0.15)		(0.66)

LESS DISTRIBUTIONS:
From net investment income	(0.66)		(0.27)	(0.50)	—	—		(0.10)
From return of capital	—		—	(0.09)	—	—		—
Total distributions	(0.66)		(0.27)	(0.59)	—	—		(0.10)

Net asset value, end of year/period	$14.37		$15.67	$13.68	$14.91	$14.64		$14.79

Total return (B)	(4.13	)% (G)	16.68%	(4.41)%	1.84%	(1.01)%		(4.21)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,997		$4,257	$2,930	$4,098	$5,335		$9,159
Ratios to average net assets (including interest expense) (D)
Expenses, before waiver and reimbursement (E)	4.43	% (H)	5.15%	4.85%	4.07%	2.99%		2.58%
Expenses, net waiver and reimbursement (E)	2.01	% (H)	2.03%	2.04%	2.01%	1.99%		2.01%
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (E,F)	(1.62	)% (H)	(3.55)%	(2.19)%	(2.01)%	(1.89)%		(2.09)%
Net investment income (loss) net waiver and reimbursement (E,F)	0.80	% (H)	(0.44)%	0.62%	0.05%	(0.89)%		(1.52)%
Portfolio turnover rate	30	% (G)	43%	157%	0%	0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized (loss) in the Statement of Operations for the year ended June 30, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	4.43	% (H)	5.14%	4.83%	4.07%	2.99%	2.56%
Expenses, net waiver and reimbursement (F)	2.01	% (H)	2.02%	2.02%	2.01%	1.99%	1.99%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2021	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
(Unaudited)
Net asset value, beginning of year/period	$11.75	$10.12	$10.74	$10.11	$9.55	$8.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.08)	(0.09)	0.07	0.08	0.04	0.17
Net realized and unrealized gain (loss) on investments	1.11	1.77	(0.10)	0.58	0.52	0.98
Total from investment operations	1.03	1.68	(0.03)	0.66	0.56	1.15

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.12)	(0.03)	(0.00	) (B)	—
From net realized gains on investments	(0.04)	(0.01)	(0.47)	—	—	—
From return of capital	—	(0.04)	—	—	—	—
Total distributions	(0.04)	(0.05)	(0.59)	(0.03)	(0.00)	—

Net asset value, end of year/period	$12.74	$11.75	$10.12	$10.74	$10.11	$9.55

Total return (C)	8.78	% (H)	16.68%	(0.63)%	6.54%	5.88%	13.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,529	$1,522	$1,815	$2,417	$2,503	$599
Ratios to average net assets (including dividend and interest expense) (D)
Expenses, before waiver and reimbursement (F)	2.68	% (I)	2.76%	2.68%	2.60%	2.69%	4.87%
Expenses, net waiver and reimbursement (F)	1.74	% (I)	1.72%	1.63%	1.60%	1.51%	1.53%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (F,G)	(2.17	)% (I)	(1.87)%	(0.38)%	(0.21)%	(0.80)%	(1.42)%
Net investment income (loss), net waiver and reimbursement (F,G)	(1.23	)% (I)	(0.83)%	0.67%	0.79%	0.38%	1.92%
Portfolio turnover rate	15	% (H)	205%	145%	112%	177%	292%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2021	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
(Unaudited)
Net asset value, beginning of year/period	$11.08	$9.62	$10.25	$9.71	$9.24	$8.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.12)	(0.17)	(0.01)	0.00	(B)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	1.05	1.68	(0.10)	0.55	0.51	1.08
Total from investment operations	0.93	1.51	(0.11)	0.55	0.48	1.03

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.05)	(0.01)	(0.01)	—
From net realized gains on investments	(0.04)	(0.01)	(0.47)	—	—	—
From return of capital	—	(0.04)	—	—	—	—
Total distributions	(0.04)	(0.05)	(0.52)	(0.01)	(0.01)	—

Net asset value, end of year/period	$11.97	$11.08	$9.62	$10.25	$9.71	$9.24

Total return (C)	8.41	% (H)	15.78%	(1.36)%	5.64%	5.20%	12.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,809	$1,945	$1,321	$1,179	$1,138	$179
Ratios to average net assets(including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (F)	3.43	% (I)	3.51%	3.43%	3.35%	3.47%	8.94%
Expenses, net waiver and reimbursement (F)	2.49	% (I)	2.47%	2.38%	2.35%	2.26%	2.31%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (F,G)	(2.92	)% (I)	(2.68)%	(1.17)%	(0.97)%	(1.56)%	(7.23)%
Net investment income (loss), net waiver and reimbursement (F,G)	(1.98	)% (I)	(1.64)%	(0.12)%	0.03%	(0.35)%	(0.60)%
Portfolio turnover rate	15	% (H)	205%	145%	112%	177%	292%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.68	% (I)	2.74%	2.58%	2.52%	2.68%	4.84%
Expenses, net waiver and reimbursement	1.74	% (I)	1.70%	1.53%	1.52%	1.50%	1.50%

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	3.43	% (I)	3.49%	3.33%	3.27%	3.46%	8.88%
Expenses, net waiver and reimbursement	2.49	% (I)	2.45%	2.28%	2.27%	2.25%	2.25%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$11.84		$10.20	$10.81	$10.18	$9.61	$8.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)		(0.08)	0.09	0.11	0.06	—
Net realized and unrealized gain (loss) on investments	1.13		1.79	(0.09)	0.57	0.53	1.17
Total from investment operations	1.06		1.71	0.00	0.68	0.59	1.17

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	(0.14)	(0.05)	(0.02)	—
From net realized gains on investments	(0.04)		(0.01)	(0.47)	—	—	—
From return of capital	—		(0.04)	—	—	—	—
Total distributions	(0.04)		(0.07)	(0.61)	(0.05)	(0.02)	—

Net asset value, end of year/period	$12.86		$11.84	$10.20	$10.81	$10.18	$9.61

Total return (B)	8.97	% (F)	16.91%	(0.29)%	6.73%	6.12%	13.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,793		$11,146	$7,043	$8,613	$9,829	$2,935
Ratios to average net assets(including dividend and interest expense) (C)
Expenses, before waiver and reimbursement (D)	2.43	% (G)	2.51%	2.43%	2.35%	2.43%	9.23%
Expenses, net waiver and reimbursement (D)	1.49	% (G)	1.47%	1.38%	1.35%	1.26%	1.32%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (D,E)	(1.92	)% (G)	(1.69)%	(0.15)%	0.04%	(0.55)%	(7.93)%
Net investment Income (loss), net waiver and reimbursement (D,E)	(0.98	)% (G)	(0.65)%	0.90%	1.04%	0.62%	(0.02)%
Portfolio turnover rate	15	% (F)	205%	145%	112%	177%	292%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.43	% (G)	2.49%	2.33%	2.27%	2.42%	9.16%
Expenses, net waiver and reimbursement	1.49	% (G)	1.45%	1.28%	1.27%	1.25%	1.25%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$36.25		$27.63		$32.07	$31.14	$29.82		$28.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.23)		(0.46)		(0.14)	(0.04)	(0.29)		(0.25)
Net realized and unrealized gain (loss) on investments	(0.03)		10.29		(2.70)	1.89	2.67		2.08
Total from investment operations	(0.26)		9.83		(2.84)	1.85	2.38		1.83

LESS DISTRIBUTIONS:
From net investment income	—		(1.21)		(1.60)	(0.45)	—		(0.35)
From return of capital	—		(0.00	) (F)	—	—	—		—
From net realized gains on investments	—		—		—	(0.47)	(1.06)		(0.17)
Total distributions	—		(1.21)		(1.60)	(0.92)	(1.06)		(0.52)

Net asset value, end of year/period	$35.99		$36.25		$27.63	$32.07	$31.14		$29.82

Total return (B)	(0.72)%		36.44%		(9.48)%	6.13%	7.88	% (C)	6.49	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$295,841		$306,389		$316,112	$424,968	$388,806		$347,156
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.20%		2.22%		2.19%	2.19%	2.15%		2.14%
Expenses, net waiver and reimbursement (D)	2.20%		2.22%		2.19%	2.18%	2.14%		2.13%
Net investment (loss), before waiver and reimbursement (D,E)	(1.27)%		(1.47)%		(0.47)%	(0.15)%	(0.94)%		(0.85)%
Net investment (loss), net waiver and reimbursement (D,E)	(1.27)%		(1.47)%		(0.47)%	(0.14)%	(0.94)%		(0.85)%
Portfolio turnover rate	5%		13%		54%	19%	12%		4%

	Class C
	For the		For the		For the	For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$35.55		$27.07		$31.46	$30.61	$29.56		$28.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.35)		(0.68)		(0.36)	(0.27)	(0.42)		(0.47)
Net realized and unrealized gain (loss) on investments	(0.04)		10.08		(2.65)	1.86	2.53		2.07
Total from investment operations	(0.39)		9.40		(3.01)	1.59	2.11		1.60

LESS DISTRIBUTIONS:
From net investment income	—		(0.92)		(1.38)	(0.27)	—		(0.27)
From return of capital	—		(0.00	) (F)	—	—	—		—
From net realized gains on investments	—		—		—	(0.47)	(1.06)		(0.17)
Total distributions	—		(0.92)		(1.38)	(0.74)	(1.06)		(0.44)

Net asset value, end of year/period	$35.16		$35.55		$27.07	$31.46	$30.61		$29.56

Total return (B)	(1.10	)% (G)	35.42%		(10.15)%	5.33%	7.02	% (C)	5.70	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$321,547		$334,331		$326,297	$408,511	$355,968		$222,344
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.95	% (H)	2.97%		2.94%	2.94%	2.90%		2.89%
Expenses, net waiver and reimbursement (D)	2.95	% (H)	2.97%		2.94%	2.93%	2.89%		2.88%
Net investment loss, before waiver and reimbursement (D,E)	(2.00	)% (H)	(2.21)%		(1.22)%	(0.90)%	(1.37)%		(1.59)%
Net investment loss, net waiver and reimbursement (D,E)	(2.00	)% (H)	(2.21)%		(1.22)%	(0.89)%	(1.36)%		(1.58)%
Portfolio turnover rate	5	% (G)	13%		54%	19%	12%		4%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Amount is less than $0.005.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class C-1
	For the		For the
	Period Ended		Period Ended
	December 31, 2021		June 30, 2021 (A)
	(Unaudited)
Net asset value, beginning of period	$35.55		$27.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.31)		(0.20)
Net realized and unrealized gain (loss) on investments	(0.08)		9.30
Total from investment operations	(0.39)		9.10

LESS DISTRIBUTIONS:
From net investment income	—		(0.92)
From return of capital	—		(0.00	) (I)
From net realized gains on investments	—		—
Total distributions	—		(0.92)

Net asset value, end of period	$35.16		$35.55

Total return (C)	(1.10	)% (E)	33.93	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,511		$882
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.95	% (G)	2.95	% (G)
Expenses, net waiver and reimbursement (F)	2.95	% (G)	2.95	% (G)
Net investment income (loss), before waiver and reimbursement (F,H)	(1.77	)% (G)	(0.83	)% (G)
Net investment income (loss), net waiver and reimbursement (F,H)	(1.77	)% (G)	(0.83	)% (G)
Portfolio turnover rate	5	% (E)	13%

	Class I
	For the		For the		For the	For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$36.41		$27.78		$32.23	$31.29	$29.90		$28.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.18)		(0.38)		(0.07)	0.04	(0.09)		(0.18)
Net realized and unrealized gain (loss) on investments	(0.04)		10.33		(2.70)	1.90	2.54		2.09
Total from investment operations	(0.22)		9.95		(2.77)	1.94	2.45		1.91

LESS DISTRIBUTIONS:
From net investment income	—		(1.32)		(1.68)	(0.53)	—		(0.38)
From return of capital	—		(0.00	) (I)	—	—	—		—
From net realized gains on investments	—		—		—	(0.47)	(1.06)		(0.17)
Total distributions	—		(1.32)		(1.68)	(1.00)	(1.06)		(0.55)

Net asset value, end of year/period	$36.19		$36.41		$27.78	$32.23	$31.29		$29.90

Total return (C)	(0.60	)% (E)	36.78%		(9.25)%	6.42%	8.10	% (D)	6.76	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,595,635		$2,377,768		$2,476,317	$4,096,347	$3,325,775		$1,880,087
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.95	% (G)	1.97%		1.94%	1.94%	1.90%		1.89%
Expenses, net waiver and reimbursement (F)	1.95	% (G)	1.97%		1.94%	1.93%	1.89%		1.88%
Net investment income (loss), before waiver and reimbursement (F,H)	(0.97	)% (G)	(1.21)%		(0.22)%	0.11%	(0.31)%		(0.59)%
Net investment income (loss), net waiver and reimbursement (F,H)	(0.97	)% (G)	(1.21)%		(0.22)%	0.12%	(0.29)%		(0.58)%
Portfolio turnover rate	5	% (E)	13%		54%	19%	12%		4%

(A)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 shares commenced operations on October 30, 2020.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Amount is less than $0.005.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Period Ended		Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020	June 30, 2019		June 30, 2018		November 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$11.24		$9.64		$9.87	$10.30		$11.54		$10.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	—		0.01		0.08	0.09		0.04		0.03
Net realized and unrealized gain on investments	0.57		1.78		0.28	0.34		0.19		1.44
Total from investment operations	0.57		1.79		0.36	0.43		0.23		1.47

LESS DISTRIBUTIONS:
From net investment income	—		(0.04)		(0.09)	(0.09)		(0.02)		(0.04)
From net realized gains on investments	(1.72)		(0.15)		(0.50)	(0.77)		(1.45)		(0.03)
Total distributions	(1.72)		(0.19)		(0.59)	(0.86)		(1.47)		(0.07)

Net asset value, end of year/period	$10.09		$11.24		$9.64	$9.87		$10.30		$11.54

Total return (C)	5.38	% (D)	18.71%		3.51%	5.01	% (E)	2.15	% (D)	14.57	% (F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$26,513		$23,714		$17,787	$16,053		$16,320		$14,746
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	1.77	% (I)	1.83%		2.03%	2.27%		2.14	% (I)	2.93%
Expenses, net waiver and reimbursement (H)	1.48	% (I)	1.48%		1.54%	1.55%		1.45	% (I)	1.45%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (I,J)	(0.32	)% (I)	(0.27)%		0.28%	0.19%		(0.01	)% (I)	(1.19)%
Net investment income (loss), net waiver and reimbursement (I,J)	(0.03	)% (I)	0.08%		0.77%	0.91%		0.69	% (I)	0.29%
Portfolio turnover rate	20	% (D)	32%		138%	137%		163	% (D)	160%

	Class C
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Period Ended		Period Ended
	December 31, 2021		June 30, 2021		June 30, 2020	June 30, 2019		June 30, 2018		November 30, 2017 (A)
	(Unaudited)
Net asset value, beginning of year/period	$11.01		$9.48		$9.74	$10.21		$11.50		$10.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.04)		(0.07)		—	0.01		—		(0.02)
Net realized and unrealized gain on investments	0.55		1.75		0.28	0.34		0.19		0.60
Total from investment operations	0.51		1.68		0.28	0.35		0.19		0.58

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.04)	(0.05)		(0.03)		—
From net realized gains on investments	(1.72)		(0.15)		(0.50)	(0.77)		(1.45)		—
Total distributions	(1.72)		(0.15)		(0.54)	(0.82)		(1.48)		—

Net asset value, end of year/period	$9.80		$11.01		$9.48	$9.74		$10.21		$11.50

Total return (C)	5.04	% (D)	17.86	% (E)	2.67%	4.23	% (E)	1.77	% (D)	5.31	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,120		$4,720		$3,337	$1,530		$769		$192
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	2.52	% (I)	2.58%		2.78%	3.02%		2.97	% (I)	2.64	% (I)
Expenses, net waiver and reimbursement (H)	2.23	% (I)	2.23%		2.29%	2.30%		2.20	% (I)	2.20	% (I)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (I,J)	(1.07	)% (I)	(1.02)%		(0.52)%	(0.61)%		(0.75	)% (I)	(1.07	)% (I)
Net investment income (loss), net waiver and reimbursement (I,J)	(0.78	)% (I)	(0.67)%		(0.03)%	0.11%		0.02	% (I)	(0.63	)% (I)
Portfolio turnover rate	20	% (D)	32%		138%	137%		163	% (D)	160	% (D)

(A)	Class C shares commenced operations on September 5, 2017.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, been lower.

(D)	Not annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Total returns prior to the Fund’s inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(G)	Ratios to average net assets (excluding dividend and interest expense) (Class A)

Expenses, before waiver and reimbursement (I)	1.77	% (I)	1.83%	1.97%	2.19%	2.14	% (I)	2.93%
Expenses, net waiver and reimbursement (I)	1.48	% (I)	1.48%	1.48%	1.47%	1.45	% (I)	1.45%

Ratios to average net assets (excluding dividend and interest expense) (Class C)

Expenses, before waiver and reimbursement (I)	2.52	% (I)	2.58%	2.72%	2.94%	2.97	% (I)	2.64	% (I)
Expenses, net waiver and reimbursement (I)	2.23	% (I)	2.23%	2.23%	2.22%	2.20	% (I)	2.20	% (I)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Annualized.

(J)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Period Ended		Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020	June 30, 2019		June 30, 2018		November 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$11.32		$9.70		$9.93	$10.36		$11.61		$10.18

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.03		0.09	0.12		0.06		0.06
Net realized and unrealized gain on investments	0.57		1.80		0.29	0.34		0.19		1.45
Total from investment operations	0.58		1.83		0.38	0.46		0.25		1.51

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.06)		(0.11)	(0.12)		(0.05)		(0.05)
From net realized gains on investments	(1.72)		(0.15)		(0.50)	(0.77)		(1.45)		(0.03)
Total distributions	(1.73)		(0.21)		(0.61)	(0.89)		(1.50)		(0.08)

Net asset value, end of year/period	$10.17		$11.32		$9.70	$9.93		$10.36		$11.61

Total return (B)	5.49	% (C)	19.07	% (D)	3.74%	5.27	% (D)	2.30	% (C)	14.95	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$65,037		$60,463		$32,703	$13,629		$13,858		$14,036
Ratios to average net assets(including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (G)	1.52	% (H)	1.58%		1.78%	2.02%		1.87	% (H)	2.68%
Expenses, net waiver and reimbursement (G)	1.23	% (H)	1.23%		1.29%	1.30%		1.20	% (H)	1.20%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (G,I)	(0.08	)% (H)	(0.04)%		0.46%	0.44%		0.25	% (H)	(0.95)%
Net investment Income, net waiver and reimbursement (G,I)	0.21	% (H)	0.31%		0.95%	1.16%		0.93	% (H)	0.53%
Portfolio turnover rate	20	% (E)	32%		138%	137%		163	% (C)	160%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividend. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Total returns prior to Fund inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	1.52	% (H)	1.58%	1.72%	1.94%	1.87	% (H)	2.68%
Expenses, net waiver and reimbursement	1.23	% (H)	1.23%	1.23%	1.22%	1.20	% (H)	1.20%

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Annualized.

(I)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021	SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-eight series. These financial statements include the following eight series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst/Millburn Dynamic Commodity Strategy (“Dynamic Commodity” )	Millburn Ridgefield Corp.	Long term capital appreciation. Prior to June 1, 2021 Long term capital appreciation largely independent from global equity markets.
Catalyst/Warrington Strategic Program (“Warrington” )	Warrington Asset Management, LLC	Long term capital appreciation
Catalyst Systematic Alpha (“Systematic Alpha” )		Long term capital appreciation
Catalyst/Teza Algorithmic Allocation Fund (“Teza” )	Teza Capital Management, LLC	Long term capital appreciation
Catalyst Income and Multi Strategy (” Income and Multi Strategy” )	Caddo Capital Management, LLC	Total return consisting of income and captial appreciation
Catalyst Nasdaq-100 Hedged Equity Fund Formerly, EAVOL Nasdaq-100 Volatility Overlay Fund (“Nasdaq-100” )	Equity Armor	Long term capital appreciation
Catalyst/Millburn Hedge Strategy (“Millburn Hedge Strategy” )	Millburn Ridgefield Corp.	Long-term capital appreciation.
Catalyst Buffered Shield (“Buffered Shield” )	Exceed Advisory LLC	Long-term capital appreciation

Teza is a non-diversified series of the Trust. Dynamic Commodity, Warrington, Systematic Alpha, Income and Multi Strategy, Nasdaq-100, Millburn Hedge Strategy and Buffered Shield are diversified series of the Trust.

Effective December 1, 2021, the EAVOL NASDAQ-100 Volatility Overlay Fund changed its name to the Catalyst Nasdaq-100 Hedged Equity Fund.

Currently, each Fund offers Class A, Class C and Class I shares and Millburn Hedge Strategy offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies “and Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – Warrington invests a portion of its assets in the Prime Meridian Fund. The Prime Meridian Fund measures its investment assets at fair value, and reports a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with ASC 820, Warrington has elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian Fund based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund.

As a limited partner in the Prime Meridian Fund, Warrington is limited in the amounts that can be redeemed. Redemptions are monthly and instructions for redemptions must be made 30 days in advance of the month end in which Warrington would like to redeem. Warrington has elected to receive their pro rata shares of principal and interest payments that are subsequently received by the Partnership to the Notes it holds by redemption of Prime Meridian shares.

As of December 31, 2021, the investment of Warrington in the Prime Meridian Fund is valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in loans issued by LendingClub Corporation, Prosper, Share States and SoFi, and values its underlying investments in accordance with policies established by the General Partner of Prime Meridian Fund, which ordinarily values holdings using an income approach. The General Partner estimated fair value of the holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. Warrington has no unfunded commitments to purchase Prime Meridian Fund.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021, for each Fund’s assets and liabilities measured at fair value:

Dynamic Commodity
Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,932,966	$—	$—	$1,932,966
Exchange Traded Funds	2,635,600	—	—	2,635,600
U.S. Government & Agencies	—	2,109,287	—	2,109,287
Short-Term Investments	1,071,282	—	—	1,071,282
Total Assets	$5,639,848	$2,109,287	$—	$7,749,135
Derivatives
Assets
Futures Contracts(b)	$379,495	$—	$—	$379,495
Liabilities
Future Contracts(b)	(60,235)	—	—	(60,235)
Total Derivatives	$319,260	$—	$—	$319,260

Warrington
Assets (a)	Level 1	Level 2	Level 3	NAV Practical Expedient (c)	Total
Private Investment Fund (d)	$—	$—	$—	$3,415,305	$3,415,305
Short-Term Investments	81,972,209	—	—	—	81,972,209
Total Assets	$81,972,209	$—	$—	$3,415,305	$85,387,514

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Systematic Alpha
Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,441,676	$—	$—	$1,441,676
Exchange Traded Funds	109,008	—	—	109,008
Short-Term Investments	$3,099,693	$—	$—	$3,099,693
Total Assets	$4,650,377	$—	$—	$4,650,377
Liabilities
Common Stocks	$115,847	$—	$—	$115,847
Derivative
Liabilities
Futures	$11,660	$—	$—	$11,660
Total Return Swap(b)	—	77,419	—	77,419
Total Derivatives	$11,660	$77,419	$—	$89,079
Total Liabilities	$127,507	$77,419	$—	$204,926

Teza
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,306,852	$—	$—	$3,306,852
Short-Term Investments	3,843	—	—	3,843
U.S. Government & Agencies	—	399,973	—	399,973
Total Assets	$3,310,695	$399,973	$—	$3,710,668
Derivatives
Assets
Futures Contracts(b)	$97,767	$—	$—	$97,767
Liabilities
Futures Contracts(b)	$(71,305)	$—	$—	$(71,305)
Total Derivatives	$26,462	$—	$—	$26,462

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Income and Multi Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,091,232	$—	$—	$1,091,232
Exchange Traded Funds	1,564,510	—	—	1,564,510
Open Ended Fund	421,918	—	—	421,918
Short-Term Investments	166,700	—	—	166,700
Total Assets	$3,244,360	$—	$—	$3,244,360
Derivatives
Assets
Futures	$64,183	$—	$—	$64,183
Derivatives
Liabilities
Futures	$35,382	$—	$—	$35,382
Total Derivatives	$28,801	$—	$—	$28,801

Nasdaq-100
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$8,594,570	$—	$—	$8,594,570
Exchange Traded Funds	4,045,339	—	—	4,045,339
Collateral for Securities Loaned	—	653,971	—	653,971
Money Market Fund	1,077,533	—	—	1,077,533
Total Assets	$13,717,442	$653,971	$—	$14,371,413
Derivatives (a)
Assets
Futures Contracts(b)	$120,001	$—	$—	$120,001
Liabilities
Futures Contracts(b)	$(179,086)	$—	$—	$(179,086)
Total Derivatives	$(59,085)	$—	$—	$(59,085)

Millburn Hedge Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,549,373,617	$—	$—	$1,549,373,617
United States Government Securities	—	879,057,860	—	879,057,860
Total Assets	$1,549,373,617	$879,057,860	$—	$2,428,431,477
Derivatives
Assets
Futures Contracts (b)	$40,360,535	$—	$—	$40,360,535
Forward Contracts (b)	—	75,819,606	—	75,819,606
Liabilities
Futures Contracts (b)	$(16,366,303)	$—	$—	$(16,366,303)
Forward Contracts (b)	—	(82,668,340)	—	(82,668,340)
Total Derivatives	$23,994,232	$(6,848,734)	$—	$17,145,498

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Buffered Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$83,955,214	$—	$—	$83,955,214
Corporate Bonds	—	3,640,741	—	3,640,741
Call Options Purchased	3,871,385	4,483,623	—	8,355,008
Put Options Purchased	738,970	655,150	—	1,394,120
Total Assets	$88,565,569	$8,779,514	$—	$97,345,083
Derivatives
Liabilities (a)
Call Options Written	$(646,750)	$(443,126)	$—	$(1,089,876)
Put Options Written	(882,110)	(1,356,397)	—	(2,238,507)
Total Liabilities	$(1,528,860)	$(1,799,523)	$—	$(3,328,383)

The Funds did not hold any Level 3 securities during the year.

(a)	Refer to the Schedule of Investments for security details.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

(c)	Investment in a private company is measured based upon NAV practical expedient to determine fair value and is not required to be categorized in the fair value hierarchy.

(d)	Management has adopted ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) — a consensus of the Emerging Issues Task Force, issued on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets and liabilities.

Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended December 31, 2021, Dynamic Commodity, Warrington, Nasdaq-100 and Buffered Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended December 31, 2021, Dynamic Commodity, Systematic Alpha, Teza, Income and Multi Strategy, Nasdaq-100 and Millburn Hedge Strategy invested in futures.

Swap Agreements – Systematic Alpha has entered into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Forward Currency Contracts – The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Short Sales – A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Consolidation of Subsidiaries – CHCSF Fund Limited (Dynamic Commodity-CFC), CSACS Fund Limited (Systematic – CFC), CAMFMSF Fund Limited (Income and Multi Strategy-CFC), CMHSF Fund Limited (Millburn-CFC) and CTAAIF Fund Limited (Teza – CFC) the (“CFCs”) The Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Dynamic Commodity, Systematic Alpha, Income and Multi Strategy, Millburn Hedge Strategy and Teza, which include the accounts of Dynamic Commodity-CFC, Systematic-CFC, Income and Multi Strategy-CFC, Millburn-CFC respectively and Teza CFC, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2021	December 31, 2021
Dynamic Commodity – CFC	6/25/2015	$ 1,613,345	17.19%
Systematic – CFC	12/19/2017	680,112	12.29%
Teza - CFC	1/2/2020	558,947	8.60%
Income and Multi Strategy – CFC	6/25/2015	810,113	19.20%
Millburn Hedge Strategy - CFC	11/2/2015	239,987,954	7.46%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Derivatives Risk – The use of derivative instruments, such as forwards, futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Counterparty Risk – Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The following derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2021, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Dynamic Commodity
	Futures	Commodity	Futures unrealized appreciation	$379,495
			Totals	$379,495

	Futures	Commodity	Futures unrealized depreciation	$(60,235)
			Totals	$(60,235)
Systematic Alpha
	Swap Contracts	Commodity	Unrealized depreciation on swaps	$(77,419)
			Totals	$(77,419)
Teza
	Futures	Equity	Futures unrealized appreciaton	$73,542
	Futures	Commodity	Futures unrealized appreciation	24,225
			Totals	$97,767

	Futures	Equity	Futures unrealized depreciation	$(3,251)
		Commodity	Futures unrealized depreciaton	(12,296)
		Interest	Futures unrealized depreciaton	(55,758)
			Totals	$(71,305)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Income and Multi Strategy
	Futures	Equity	Futures unrealized appreciation	$44,346
		Commodity	Futures unrealized appreciation	19,837
			Total	$64,183

	Futures	Equity	Futures unrealized depreciation	$(32,394)
		Commodity	Futures unrealized depreciation	(2,988)
			Total	$(35,382)

Nasdaq-100
	Futures Contracts	Equity	Futures unrealized appreciation	$120,001
	Futures Contracts	Equity	Futures unrealized depreciation	(179,086)
			Totals	$(59,085)

Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$15,735,063
	Futures Contracts	Currency	Futures unrealized appreciation	255,894
	Futures Contracts	Equity	Futures unrealized appreciation	16,938,267
	Futures Contracts	Interest Rate	Futures unrealized appreciation	7,431,311
			Totals	$40,360,535

	Futures Contracts	Commodity	Futures unrealized depreciation	$(2,582,386)
	Futures Contracts	Currency	Futures unrealized depreciation	(81,612)
	Futures Contracts	Equity	Futures unrealized depreciation	(3,594,237)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(10,108,068)
			Totals	$(16,366,303)

	Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts	$75,819,606
	Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(82,668,340)
			Totals	$(6,848,734)

Buffered Shield
	Call options purchased	Equity	Investments in securities, at value	$8,355,008
	Put options purchased	Equity	Investments in securities, at value	1,394,120
	Call options written	Equity	Options written, at value	(1,089,876)
	Put options written	Equity	Options written, at value	(2,238,507)
			Totals	$6,420,745

CATALYST FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2021, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Dynamic Commodity
	Futures	Commodity	Net realized gain on futures	$365,094
	Futures	Commodity	Net change in unrealized appreciation on futures	95,145
			Totals	$460,239
Warrington
	Options purchased	Equity	Net realized loss from options purchased	$(20,577,528)
	Options written	Equity	Net realized gain from options written	22,599,467
	Futures	Equity	Net realized gain from futures	2,740,873
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	139,725
	Options written	Equity	Net change in unrealized depreciation on options written	(307,800)
			Totals	$4,594,737
Systematic Alpha
	Futures	Equity	Net Realized gain from futures	$41,707
	Swap Contracts	Commodity	Net realized gain from swaps	621,520
	Futures	Equity	Net change in unrealized depreciation on futures	(11,660)
	Swap Contracts	Commodity	Net change in unrealized depreciation on swaps	(411,788)
			Totals	$239,779
Teza
	Futures	Equity	Net realized gain from futures	$352,851
		Commodity	Net realized gain from futures	73,470
		Interest	Net realized loss from futures	(46,478)
		Equity	Net change in unrealized appreciation on futures	70,291
		Commodity	Net change in unrealized appreciation on futures	9,847
		Interest	Net change in unrealized depreciation on futures	(55,758)
			Totals	$404,223
Income and Multi Strategy
	Futures	Equity	Net realized loss from futures	$(120,590)
		Commodity	Net realized loss from futures	(49,985)
		Currency	Net realized loss from futures	(2,867)
		Interest Rate	Net realized gain from futures	11,773
	Futures	Equity	Net change in unrealized appreciation on futures	7,894
		Commodity	Net change in unrealized depreciation on futures	18,197
		Interest Rate	Net change in unrealized appreciation on futures	(7,759)
			Totals	$(143,337)
Nasdaq-100
	Options purchased	Equity	Net realized loss from options purchased	$(7,935)
	Options written	Equity	Net realized loss from options written	(36,330)
	Futures	Equity	Net realized gain from futures	39,733
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(21,900)
	Options written	Equity	Net change in unrealized depreciation on options written	(13,929)
	Futures	Equity	Net change in unrealized depreciation on futures	(15,346)
			Totals	$(55,707)
Millburn Hedge Strategy
	Futures	Commodity	Net realized loss from futures	$(22,851,045)
		Equity	Net realized loss on futures	(19,213,897)
		Currency	Net realized gain from futures	1,333,742
		Interest Rate	Net realized gain from futures	76,499,801
	Forward Contracts	Currency	Net realized loss on forward contracts	(149,672,336)
	Futures	Commodity	Net change in unrealized appreciation on futures	12,169,676
		Equity	Net change in unrealized appreciation on futures	9,184,484
		Interest Rate	Net change in unrealized depreciation on futures	(27,083,569)
		Currency	Net change in unrealized appreciation on futures	174,281
	Forward Contracts	Currency	Net change in unrealized appreciation on forward contracts	68,278,170
			Totals	$(51,180,693)
Buffered Shield
	Options purchased	Equity	Net realized gain from options purchased	$2,480,101
	Options written	Equity	Net realized gain from options written	2,889,264
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	290,378
	Options written	Equity	Net change in unrealized appreciation on options written	270,752
			Totals	$5,930,495

CATALYST FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

The notional value of derivative instruments outstanding as of December 31, 2021, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2021:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Dynamic Commodity	Counterparty	Recognized Assets	Offset	Net Amounts of Assets	Pledged	Pledged	Net Amount
Description of Asset:
Futures Contracts	Goldman Sachs	$379,495	$(60,235)	$319,260	—	$—	$319,260
Total		$379,495	$(60,235)	$319,260	—	$—	$319,260

					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities	Pledged	Pledged	Net Amount
Description of Liability:
Futures Contracts	Goldman Sachs	$(60,235)	$60,235	$—	—	$—	$—
Total		$(60,235)	$60,235	$—	—	$—	$—

Systematic Alpha

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged	Pledged	Net Amount
Total Return Swap	BNP Paribas	$(77,419	) (1)	$—	$(77,419)	$—	$—	$(77,419)
Total		$(77,419)		$—	$(77,419)	$—	$—	$(77,419)

CATALYST FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2021	SEMI-ANNUAL REPORT

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
					Financial
		Gross Amounts of	Derivatives available		Instruments	Cash Collateral
Teza	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Pledged	Received	Net Amount
Description of Asset:
Futures Contracts	StoneX	$97,767	$(71,305)	$26,462	$—	$—	$26,462
Total		$97,767	$(71,305)	$26,462	$—	$—	$26,462

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged	Net Amount
Futures Contracts	StoneX	$(71,305)	$71,305	$—	$—	$—	$—
Total		$(71,305)	$71,305	$—	$—	$—	$—

Income and Multi Strategy

					Financial
		Gross Amounts of	Derivatives available		Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Pledged	Received	Net Amount
Futures Contracts	RJ O’Brien	$64,183	$(35,382)	$28,801	$—	$—	$28,801
Total		$64,183	$(35,382)	$28,801	$—	$—	$28,801

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged	Net Amount
Futures Contracts	RJ O’Brien	$(35,382)	$35,382	$—	$—	$—	$—
Total		$(35,382)	$35,382	$—	$—	$—	$—

Nasdaq-100

		Gross Amounts of	Derivatives available		Financial	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Instruments	Received	Net Amount
Futures Contracts	Wedbush	$120,001	$(120,001)	$—	$—	$—	$—
Total		$120,001	$(120,001)	$—	$—	$—	$—

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged	Net Amount
Futures Contracts	Wedbush	$(179,086)	$120,001	$(59,085)	$—	$—	$(59,085)
Total		$(179,086)	$120,001	$(59,085)	$—	$—	(59,085)

Millburn Hedge Strategy

					Financial
		Gross Amounts of	Derivatives available		Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Pledged	Received	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$18,280,530	$(4,354,333)	$13,926,197	$—	$—	$13,926,197
Futures Contracts	Deutsche Bank	7,836,993	(7,274,131)	562,862	—	—	562,862
Futures Contracts	Goldman Sachs	14,243,012	(4,737,839)	9,505,173	—	—	9,505,173
Forward Contracts	Bank of America Merrill Lynch	59,692,552	(58,103,626)	1,588,926	—	—	1,588,926
Forward Contracts	Deutsche Bank	16,127,054	(16,127,054)	—	—	—	—
Total		$116,180,141	$(90,596,983)	$25,583,158	$—	$—	$25,583,158

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$(4,354,333)	$4,354,333	$—	$—	$—	$—
Futures Contracts	Deutsche Bank	(7,274,131)	7,274,131	—	—	—	—
Futures Contracts	Goldman Sachs	(4,737,839)	4,737,839	—	—	—	—
Forward Contracts	Bank of America Merrill Lynch	(58,103,626)	58,103,626	—	—	—	—
Forward Contracts	Deutsche Bank	(24,564,714)	16,127,054	(8,437,660)	—	—	(8,437,660)
Total		$(99,034,643)	$90,596,983	$(8,437,660)	$—	$—	$(8,437,660)

Buffered Shield

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Asset:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged	Net Amount
Options Purchased Contracts	StoneX	$9,749,128	$(3,328,383)	$6,420,745	$—	$—	$6,420,745
Total		$9,749,128	$(3,328,383)	$6,420,745	$—	$—	$6,420,745

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged	Net Amount
Options Written Contracts	StoneX	$(3,328,383)	$3,328,383	$—	$—	$—	$—
Total		$(3,328,383)	$3,328,383	$—	$—	$—	$—

(1)	Value as presented in the Schedule of Investments.

CATALYST FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

b)	Deposits with Broker for futures and options

Fund	Broker	Deposit with Broker
Dynamic Commodity	Goldman Sachs	$987,429
Warrington	ADM	10,557,272
	ED&F Man	19,996
	Stonex	8,643,098
	Rosenthal Collins Group	880
	Wedbush	313
Systematic Alpha	Interactive Brokers	201,706
Teza	StoneX	1,674,701
Income and Multi Strategy	RJ O’Brien	301,017
Nasdaq-100	Wedbush	1,482,292
Millburn Hedge Strategy	Bank of America Merrill Lynch	115,330,973
	Deutsche Bank	57,297,378
	Goldman Sachs	93,499,552
Buffered Shield	StoneX	271,440

c)      Investment Companies – Nasdaq-100, Millburn Hedge Strategy and Buffered Shield concentrate their investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the manager and/or sub-adviser expect the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

d)      Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2021, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2021, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2019-2021 for the Funds) or expected to be taken in 2022 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)      Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)      Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a

CATALYST FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

g)      Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Hedged Commodity	Annually	Annually
Warrington	Annually	Annually
Systematic Alpha	Annually	Annually
Teza	Monthly	Annually
Income and Multi Strategy	Monthly	Annually
Nasdaq-100	Annually	Annually
Millburn Hedge Strategy	Annually	Annually
Buffered Shield	Annually	Annually

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

i)       Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

j)       Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A shares for certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2020, there were CDSC fees of $9,419 paid by shareholders of Warrington. There were no CDSC fees paid by the shareholders of Hedged Commodity, Systematic Alpha, Teza, Income and Multi Strategy, Nasdaq-100, Millburn Hedge Strategy and Exceed Buffered Shield.

k)       Forward Exchange Contracts – Millburn Hedge Strategy has entered into a foreign exchange contract agreement with Bank of America Merrill Lynch and Deutsche Bank as a part of its investment strategy. When executing forward contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized

CATALYST FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

l)       Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

m)       Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2) INVESTMENT TRANSACTIONS

For the six months ended December 31, 2021, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Dynamic Commodity	$1,640,209	$3,200,152	$—	$—
Warrington	—	—	—	—
Systematic Alpha	5,328,977	3,801,145	—	—
Teza	—	—	—	—
Income and Multi Strategy	1,453,554	892,518	—	—
Nasdaq-100	1,812,163	2,372,002	—	—
Millburn Hedge Strategy	146,287,923	67,585,894	627,869,484	594,603,984
Buffered Shield	28,221,226	17,408,612	—	—

(3) MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager. A portion of the sub-advisory fee for each of Dynamic Commodity and Millburn Hedge Strategy is paid by the Fund.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the limitation shown in the table below, and is based on the Funds’ average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement does not cause the Fund’s expenses to exceed the limitation in effect at the time of the waiver and at the time of the reimbursement. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense was incurred.

For the six months ended December 31, 2021, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

CATALYST FUNDS

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

						Management
						Fees Waived/
	Management	Expense Limitation				Expenses
Fund	Agreement	Cl A	Cl C	CL I	Expires	Reimbursed
Dynamic Commodity	1.75%	2.24%	2.99%	1.99%	10/31/2022	$85,511
Warrington*	1.75%	2.24%	2.99%	1.99%	10/31/2022	12,559
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	10/31/2022	62,591
Teza	1.90%	2.24%	2.99%	1.99%	10/31/2022	54,477
Income and Multi Strategy **	1.75%	2.24%	2.99%	1.99%	10/31/2022	54,229
Nasdaq-100	1.25%	1.74%	2.49%	1.49%	10/31/2022	70,768
Millburn Hedge Strategy	1.75%	N/A	N/A	N/A	N/A	—
Buffered Shield	1.25%	1.48%	2.23%	1.23%	10/31/2021	136,182

*	Prior to November 1, 2021 the Fund did not have an expense limitation.

**	Prior to November 1, 2021, the expense limitation for Class A, C and I were 2.27%, 3.02%, and 2.02%, respectively.

	Recapture Expires
	June 30,
Fund	2022	2023	2024
Dynamic Commodity	$79,789	$92,999	$127,495
Warrington	—	—	—
Systematic Alpha	90,670	95,528	107,610
Teza	—	68,243	120,144
Income and Multi Strategy	105,770	112,040	113,505
Nasdaq-100	139,626	137,883	131,835
Millburn Hedge Strategy	500,984	—	—
Buffered Shield	220,559	209,222	244,502

A Trustee and Officer of the Trust is also the controlling member of MFund Services LLC and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and C-1 shares. Catalyst Mutual Funds Distributors, LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutual Funds Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services (“Management Services Agreement”). For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Pursuant to the Management Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund at December 31, 2021 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Management services fees payable” and “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2021, the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Dynamic Commodity	$3,956	$6,043	N/A
Warrington	21,893	90,264	N/A
Systematic Alpha	307	971	N/A
Teza	12	4	N/A
Income and Multi Strategy	58	950	N/A
Nasdaq-100	2,039	9,454	N/A
Millburn Hedge Strategy	379,099	1,605,923	8,653
Buffered Shield	31,697	25,214	N/A

(4) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Commodity	$7,634,741	$626,475	$(192,821)	$433,654
Warrington	84,475,857	911,657	—	911,657
Systematic Alpha	4,386,787	151,818	(81,494)	70,324
Teza	3,656,318	158,328	(77,516)	80,812
Income and Multi Strategy	3,252,523	134,823	(114,185)	20,638
Nasdaq-100	11,845,548	2,837,681	(370,901)	2,466,780
Millburn Hedge Strategy	1,867,353,834	687,030,260	(108,807,120)	578,223,140
Buffered Shield	88,928,928	6,520,342	(1,432,570)	5,087,772

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the following periods was as follows:

For year ended	Ordinary	Long-Term	Return of
6/30/2021	Income	Capital Gains	Capital	Total
Dynamic Commodity	$—	$—	$—	—
Warrington	—	—	—	—
Systematic Alpha	545,501	—	—	545,501
Teza	447,298	—	6,009	453,307
Income and Multi Strategy	64,331	—	—	64,331
EAVOL	39,770	768	51,913	92,451
Millburn Hedge Strategy	107,327,453	—	326,198	107,653,651
Buffered Shield	1,134,465	123,927	—	1,258,392

For year/period ended	Ordinary	Long-Term	Return of
6/30/2020	Income	Capital Gains	Capital	Total
Dynamic Commodity	$—	$—	$—	—
Warrington	—	—	—	—
Systematic Alpha	43,200	—	—	43,200
Teza (a)	—	—	—	—
Income and Multi Strategy	150,241	—	28,684	178,925
EAVOL	902,147	—	—	902,147
Millburn Hedge Strategy	261,149,084	—	—	261,149,084
Buffered Shield	2,024,714	—	—	2,024,714

(a)	Fund commenced operations on December 31, 2019.

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dynamic Commodity	$—	$—	$(190,743)	$(258,736)	$—	$(45,803)	$(495,282)
Warrington	—	—	(6,474)	(1,010,716,454)	—	113,654	(1,010,609,274)
Systematic Alpha	263,040	—	—	(169,236)	—	334,469	428,273
Teza	—	—	(106,177)	(973,493)	—	107,642	(972,028)
Income and Multi Strategy	122,078	—	—	(210,578)	—	224,000	135,500
EAVOL	—	—	(73,014)	(315,573)	—	1,649,851	1,261,264
Millburn Hedge Strategy	—	—	—	(376,170,948)	—	529,449,968	153,279,020
Buffered Shield	10,194,225	56,665	—	—	(5,910,429)	5,604,836	9,945,297

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on non-equity options and future contracts and forward foreign currency contracts and tax adjustments for partnerships. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses). In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Dynamic Commodity	$190,743
Warrington	6,474
Systematic Alpha	—
Teza	106,177
Income and Multi Strategy	—
EAVOL	73,014
Millburn Hedge Strategy	—
Buffered Shield	—

At June 30, 2021, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as well as capital loss carryforwards utilized as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	CLCF Utilized	Total
Dynamic Commodity	$46,470	$212,266	$—	$258,736
Warrington	402,240,063	608,476,391	—	1,010,716,454
Systematic Alpha	89,335	79,901	27,555	169,236
Teza	672,939	300,554	—	973,493
Income and Multi Strategy	210,578	—	—	210,578
EAVOL	—	315,573	—	315,573
Millburn Hedge Strategy	276,102,633	100,068,315	—	376,170,948
Buffered Shield	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the reclassification of Fund distributions, and accumulated losses from the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2021 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Dynamic Commodity	$(3,733,980)	$3,733,980
Warrington	(1,759,888)	1,759,888
Systematic Alpha	—	—
Teza	(6,984)	6,984
Income and Multi Strategy	28,684	(28,684)
EAVOL	(30,783)	30,783
Millburn Hedge Strategy	(599,196)	599,196
Buffered Shield	—	—

(6) LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2021, Dynamic Commodity, Warrington, Systematic Alpha, Teza, Income and Multi Strategy, Nasdaq-100 and Millburn Hedged Strategy did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

	Average Amount			Outstanding
	Borrowings	Interest	Average	Borrowings
	Outstanding	Expense (1)	Interest Rate	12/31/2021
Dynamic Commodity	$—	$—	—	$—
Warrington	—	—	—	—
Systematic Alpha	—	—	—	—
Teza	—	—	—	—
Income and Multi Strategy	—	—	—	—
Nasdaq-100	—	—	—	—
Millburn Hedge Strategy	—	—	—	—
Buffered Shield	594,054	429	3.25%	—

(1)	Includes only Interest Expense for the year ended December 31, 2021 and may not tie back to the Statement of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Nasdaq-100 will be directly affected by the performance of the Invesco QQQ Trust Series 1. The financial statements of the Invesco QQQ Trust Series 1, including the Schedule of Investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2021, the percentage of Nasdaq-100’s net assets invested in Invesco QQQ Trust Series 1 was 26.7%.

The performance of Buffered Shield will be directly affected by the performance of the iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF. The financial statements of the iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF., including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2021, the percentage of Buffered Shield’s net assets invested in iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF were 27.4%, 26.6% and 28.6%, respectively.

The performance of Warrington will be directly affected by the performance of the First American Government Obligations Portfolio - Institutional Class. The financial statements of the First American Government Obligations Portfolio - Institutional Class, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2021, the percentage of Warrington’s net assets invested in First American Government Obligations Portfolio - Institutional Class were 78.2%.

The performance of Systematic Alpha will be directly affected by the performance of the First American Government Obligations Portfolio - Institutional Class. The financial statements of the First American Government Obligations Portfolio - Institutional Class, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2021, the percentage of Systematic Alpha’s net assets invested in First American Government Obligations Portfolio - Institutional Class were 37.9%.

(8) SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2021:

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
Nasdaq-100 *	$637,698	$653,971	2.86%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

(9) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dynamic		Systematic		Income and		Buffered
Owner	Commodity	Warrington	Alpha	Teza	Multi Strategy	Nasdaq-100	Shield
TD Ameritrade (1)	28%	—	—	—	—	48%	51%
NFS LLC (1)	—	—	—	—	29%	—	—
Jerry Szilagyi	—	—	25%	—	—	—	—
Millennium Trust Co. LLC	—	—	—	—	28%	—	—
NFE LLC (1)	—	—	—	61%	—	—	—
LPL Financial	27%	30%	—	—	—	—	—
Mid Atlantic Trust Company (1)	—	—	—	—	—	—	—

(1)	These owners are comprised of multiple investors and accounts.

(10) INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by CCA, AlphaCentric Advisors, LLC or Rational Advisors, Inc or where the Fund has ownership of at least 5% of the underlying positions. Companies which are affiliates of the Funds’ at December 31, 2021, are noted in the Funds’ Schedules of Investments. Transactions during the six months ended December 31, 2021, with companies which are affiliates are as follows:

		Value				Dividend	Change in
		Beginning		Sales	Realized	Interest	Unrealized
Fund	Affiliated Holding	of Year	Purchases	Proceeds	Gain/(Loss)	Income	Gain/(Loss)	Fair Value
Warrington
	Prime Meridian Income QP Fund, LP *	$6,675,064	$—	$(3,582,999)	$781,099	$—	$(457,859)	$3,415,305
		$6,675,064	$—	$(3,582,999)	$781,099	$—	$(457,859)	$3,415,305

*	No shares are issued.

		Share Balance			Share Balance		Dividend	Change in
		Beginning			December 31,	Realized	Interest	Unrealized
Fund	Affiliated Holding	of Year	Purchases	Sales	2021	Gain/Loss	Income	Gain/(Loss)	Fair Value
Income and Multi Strategy
	AlphaCentric Income Opportunities Fund, Cl. I	13,607	575	(2,545)	11,637	$9,341	$3,051	$(2,996)	$141,621
	Catalyst Enhanced Income Strategy Fund, Cl. I	13,929	987	(1,703)	13,213	1,234	5,140	(4,183)	145,206
	Rational Special Situations Income Fund, Inst Class	7,961	557	(1,657)	6,861	1,644	3,780	(2,161)	135,091
		35,497	2,119	(5,905)	31,711	$12,219	$11,971	$(9,340)	$421,918

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

(11) LITIGATION

On August 2, 2017, plaintiff Kalvin Chum filed a derivative action in the Court of Common Pleas, Franklin County, Ohio Civil Division, against CCA, the Trustees, the Distributor and GFS, as well as the Trust as a nominal defendant. The plaintiff alleges that the prospectus, shareholder reports and other marketing materials for the Catalyst Hedged Futures Strategy Fund contained false and misleading statements as to, and descriptions of, the nature and extent of the risks related to the Fund’s strategy and performance history. The plaintiff claims that this resulted in shareholders not being able to fully appreciate the risks of an investment in the Fund. The plaintiff further alleges that CCA failed to properly manage the risk of the Fund’s portfolio and that the Trustees failed to meet their fiduciary obligations to the Fund and its shareholders. The complaint seeks (i) declaration of a derivative action; (ii) unspecified relief for awards of damages and interest, attorney’s fees and equitable/injunctive relief; and (iii) return of all management and advisory fees, and other expenses paid by the Fund during the period covered by the complaint. Claims against the Distributor and GFS were voluntarily dismissed without prejudice on October 12, 2017. On October 16, 2017, the remaining defendants filed a motion to dismiss the complaint in its entirety. That motion has been fully briefed and is sub judice. Defendants believe the claims are without merit and intend to vigorously defend their interests.

On January 27, 2020, CCA and its chief executive officer (collectively, “Catalyst”) reached a settlement with the SEC to resolve allegations in connection with its investigation of risk disclosures related to Catalyst Hedged Futures Strategy Fund (the “Fund”) and Catalyst’s management of the Fund.

Under the terms of the SEC’s cease-and-desist order (“SEC Order”), pursuant to which Catalyst neither admitted nor denied any of the allegations contained therein, CCA agreed to pay a total of $8,908,481 as a rebate of advisory fees and prejudgment interest plus $1.3 million in civil monetary penalties, and its chief executive officer agreed to pay $300,000 in civil monetary penalties.

Pursuant to the terms of the SEC Order, an account was established for the pro-rata distribution of the $10,508,481 in disgorgement of advisory fees, prejudgment interest and civil monetary penalties to the Fund’s shareholders between December 1, 2016 and February 28, 2017 based on each shareholder’s pro rata advisory fees paid during the period. The calculation of these disbursements and the amount paid to each affected shareholder will be submitted to, reviewed and approved by the SEC staff in accordance with the SEC Order.

The foregoing is a summary of the SEC Order. A copy of the SEC Order and the distribution plan are available at https://www.sec.gov/litigation/admin/2020/ia-5436.pdf.

The remaining pro-rata distribution of $6,182,507 is shown in the Funds Statement of Assets and Liabilities as an offsetting Asset and Liability. The amount is held in cash in a segregated account and the Advisor does not use this balance for trading activities, nor receives additional management fees.

(11) NEW REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

(12) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

Approval of the Renewal of the Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Warrington Asset Management, LLC with respect to the Catalyst/Warrington Strategic Program Fund

At a meeting held on November 15-16, 2021, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Warrington Asset Management, LLC (“Warrington”), with respect to Catalyst/Warrington Strategic Program Fund (the “Fund”)

The Board examined Warrington’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the Fund, comparative fee and expense information, and Warrington’s profitability from managing the Fund. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board discussed that Warrington constructed portfolios after formulating a market opinion about the short-term direction of S&P 500 futures based on technical and fundamental analysis. The Board noted that Warrington used its proprietary models developed over 25 years of options trading to monitor risk on a real-time basis and to mitigate quickly any issues that arise. The Board discussed that at the onset of each trade, Warrington had a pre-determined plan to address both price and volatility movements in case portfolio hedges were needed. The Board observed that these hedges were not implemented automatically when certain triggers were met but were executed at the portfolio managers’ discretion. The Board remarked that Warrington reported no compliance or litigation issues since the Sub-Advisory Agreement was approved. The Board agreed that Warrington could be expected to continue providing quality services to the Fund.

Performance. The Board recognized that Warrington had begun sub -advising the Fund in January 2020 and that the Fund had underperformed the S&P 500 Total Return Index (the “S&P 500”) since then and over the 1-year and since inception period. The Board acknowledged Warrington’s explanation that the Fund did not seek to correlate to the S&P 500 and offered the S&P 500 as a comparison because it often traded options on that index. The Board concluded that the FUnd’s performance was acceptable.

Fees and Expenses. The Board observed that Warrington’s sub-advisory fee was 50% of Catalyst’s net management fee, or a maximum of 0.875% annually. It noted that Warrington’s sub-advisory fee, which was paid by Catalyst, was equal to or lower than the fee it charged to other accounts. The Board concluded that Warrington’s sub -advisory fee was not unreasonable.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

Profitability. The Board reviewed the profitability analysis provided by Warrington, noting that Warrington was earning a reasonable profit from sub-advising the Fund. The Board concluded that excessive profitability was not an issue for Warrington at this time.

Economies of Scale. The Board considered whether Warrington had realized economies of scale with respect to the sub-advisory services it provided to the Fund. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub -advisory expense. The Board agreed that Warrington did not appear to have benefited from material economies of scale.

Conclusion. Having requested and received such information from Warrington as the Board believed to be reasonably necessary to evaluate the terms of the Sub -Advisory Agreement between Catalyst and Warrington, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

Approval of the Renewal of the Management Agreement between Mutual Fund Series Trust and Catalyst Capital Advisors, LLC and the Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Teza Capital Management, LLC, both with respect to the Catalyst/Teza Algorithmic Allocation Fund

At a meeting held on November 15-16, 2021, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the management agreement (the “Management Agreement”) between Mutual Fund Series Trust the (“Trust”) and Catalyst Capital Advisors, LLC (“Catalyst”); and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Catalyst and Teza Capital Management, LLC (“Teza”), both with respect to Catalyst/Teza Algorithmic Allocation Fund (the “Fund”).)

Management Agreement

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services provided to Teza AA, comparative fee and expense information, and Catalyst’s profitability from managing Teza AA. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to reneawl of the Management Agreement.

Nature, Extent, and Quality of Services. The Board reviewed Catalyst’s corporate structure, officers, owners, and compliance record. A representative of the advisor reviewed the services Catalyst provided to the Fund and the manner in which Catalyst supervised the Fund’s investment program and Teza. The Board discussed the experience of Catalyst’s senior personnel and its satisfaction with its access to Catalyst’s chief compliance officer and chief risk officers. A representative of Catalyst reviewed Catalyst’s risk management process which was aimed at mitigating risk while maintaining returns. The Board agreed that Catalyst’s focus on risk management and mitigation was beneficial to shareholders. The Board discussed Catalyst’s compliance program, and the Trust’s chief compliance officer confirmed that Catalyst had appropriate and reasonably designed compliance policies and procedures to prevent violations of the federal securities laws. The Board acknowledged the adequacy of Catalyst’s infrastructure and its satisfactory compliance and risk management cultures. The Board concluded that the services provided by Catalyst to the Fund were in line with the Board’s expectations.

Performance. The Board discussed that the Fund underperformed its peer group and Morningstar categories over the 1-year and since-inception periods. The Board noted Catalyst’s explanation that the Fund’s reduced market exposure while the equity markets rebounded following the March 2020 bear market impacted the Fund’s performance. The Board discussed Catalyst’s view that atypical correlations between stocks and bonds caused Teza’s model to remain defensive. The Board noted Catalyst’s representation that Teza added new models with the goal of keeping the Fund’s risk exposure within the Fund’s target range. After discussion, the Board concluded that Catalyst should be afforded an opportunity to manage the Fund under the new models over a full market cycle.

Fees and Expenses. The Board noted that the Fund’s management fee was below the high of its peer group and below the high of the Multistrategy Morningstar category, but equal to the high of the World Allocation Morningstar category and higher than the high of the Macro Trading Morningstar category. The Board observed that the Fund’s net expense ratio was well below the high of its peer group

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

and below the highs of the World Allocation, Macro Trading and Multistrategy Morningstar categories. The Board discussed Catalyst’s explanation that its management fee was warranted due to the specialized, alternative nature of the Fund’s investment strategy. The Board considered the allocation of revenue compared to the allocation of duties between Catalyst and Teza. The Board acknowledged that the fee allocation between Catalyst and Teza was the result of arm’s length negotiations and determined the allocation was appropriate. After further discussion, the Board concluded that the advisory fee for the Fund was not unreasonable.

Profitability. The Board remarked that Catalyst was managing the Fund at a loss, based on Catalyst’s estimated profits. The Board concluded, therefore, that excessive profitability was not an issue for Catalyst at this time.

Economies of Scale. The Board noted that the Management Agreement did not contain breakpoints reducing the fee rate on assets above specified levels, but that shareholders of the Fund had benefitted from the Fund’s expense cap. The Board agreed that breakpoints may be an appropriate way for Catalyst to share economies of scale with the Fund and its shareholders if the Fund experienced significant growth in assets. The Board noted that the Fund had not reached such levels and agreed to revisit the issue of breakpoints at the management agreement’s next renewal.

Conclusion. Having requested and received information from Catalyst as it believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

Sub-Advisory Agreement

The Board examined Teza’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the Fund, comparative fee and expense information, and Teza’s profitability from managing Teza AA.

Nature, Extent and Quality of Services. The Board reviewed the experience and credentials of Teza’s key personnel and noted that Teza was in the process of onboarding a new general counsel and chief compliance officer. The Board acknowledged that a new portfolio manager was added recently to Teza’s team with significant industry experience. The Board acknowledged Teza’s sophisticated approach to the Fund’s investment strategy and remarked that trading decisions were determined by Teza’s investment models using exchange prices and microstructure data on a daily basis. The Board commented that the models were reviewed by the portfolio managers prior to sending orders to an execution broker. The Board observed that Teza generated internal reports daily to analyze financial, volatility and risk metrics. The Board noted that Teza’s risk management strategy employed a variety of built -in risk mitigation processes to optimize the risk/reward balance and analyze volatility. The Board acknowledged that Teza sought broker-dealers on the basis of best execution and reported no material compliance or litigation issues since the Sub-Advisory Agreement’s initial approval. The Board agreed that Teza could be expected to continue providing quality services to the Fund.

Performance. The Board discussed that the Fund underperformed its peer group and Morningstar categories over the 1-year and since-inception periods. The Board noted Catalyst’s explanation that the Fund’s reduced market exposure while the equity markets rebounded following the March 2020 bear market impacted the Fund’s performance. The Board discussed Catalyst’s view that atypical correlations between stocks and bonds caused Teza’s model to remain defensive. The Board noted that Teza added new models with the goal of keeping the Fund’s risk exposure within the Fund’s

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

target range. After discussion, the Board concluded that Teza should be afforded an opportunity to sub-advise the Fund under the new models over a full market cycle.

Fees and Expenses. The Board noted that Catalyst charged a management fee of 1.90% for the Fund and that 50% of the net advisory fee was paid by Catalyst to Teza. The Board discussed the allocation of fees between Catalyst and Teza relative to their respective duties and other factors and agreed the allocation for the Fund was appropriate. The Board concluded that the sub-advisory fee received by Teza for the Fund was not unreasonable.

Profitability. The Board remarked that Teza was sub-advising the Fund at a loss after considering Teza’s internal expenses. The Board concluded, therefore, that excessive profitability was not an issue for Teza at this time.

Economies of Scale. The Board considered whether it was likely that Teza would realize economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall Management Agreement, taking into consideration the impact of the sub-advisory expense. The Board concluded that, based on the current size of the Fund, it was unlikely that Teza was benefitting from any material economies of scale.

Conclusion. Having requested and received such information from Teza as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Teza, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/21) and held for the entire period through 12/31/21.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
		Beginning
	Fund’s Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio **	07/01/21	Value 12/31/21	During Period *	Value 12/31/21	During Period *
Catalyst/ Millburn Dynamic Commodity Strategy Fund - Class A	2.24%	$1,000.00	$1,065.90	$11.66	$1,013.91	$11.37
Catalyst/ Millburn Dynamic Commodity Strategy Fund - Class C	2.99%	1,000.00	1,061.60	15.54	1,010.13	15.15
Catalyst/ Millburn Dynamic Commodity Strategy Fund - Class I	1.99%	1,000.00	1,067.60	10.37	1,015.17	10.11
Catalyst/Warrington Strategic Program Fund - Class A	2.39%	1,000.00	1,043.90	12.31	1,013.16	12.13
Catalyst/Warrington Strategic Program Fund - Class C	3.14%	1,000.00	1,038.60	16.13	1,009.38	15.90
Catalyst/Warrington Strategic Program Fund - Class I	2.15%	1,000.00	1,045.50	11.08	1,014.37	10.92
Catalyst Systematic Alpha Fund - Class A	2.02%	1,000.00	1,088.90	10.64	1,015.02	10.26
Catalyst Systematic Alpha Fund - Class C	2.77%	1,000.00	1,082.00	14.54	1,011.24	14.04
Catalyst Systematic Alpha Fund - Class I	1.77%	1,000.00	1,087.30	9.31	1,016.28	9.00
Catalyst/Teza Algorithmic Allocation Fund - Class A	2.24%	1,000.00	1,050.60	11.58	1,013.91	11.37
Catalyst/Teza Algorithmic Allocation Fund - Class C	2.99%	1,000.00	1,046.50	15.42	1,010.13	15.15
Catalyst/Teza Algorithmic Allocation Fund - Class I	1.99%	1,000.00	1,051.70	10.29	1,015.17	10.11
Catalyst Income and Multi Strategy Fund - Class A	2.26%	1,000.00	957.00	11.15	1,013.81	11.47
Catalyst Income and Multi Strategy Fund - Class C	3.01%	1,000.00	953.90	14.82	1,010.03	15.25
Catalyst Income and Multi Strategy Fund - Class I	2.01%	1,000.00	958.70	9.92	1,015.07	10.21
EAVOL Nasdaq-100 Volatility Overlay Fund - Class A	1.74%	1,000.00	1,087.80	9.16	1,016.43	8.84
EAVOL Nasdaq-100 Volatility Overlay Fund - Class C	2.49%	1,000.00	1,084.10	13.08	1,012.65	12.63
EAVOL Nasdaq-100 Volatility Overlay Fund - Class I	1.49%	1,000.00	1,089.70	7.85	1,017.69	7.58
Catalyst Millburn Hedge Strategy Fund - Class A	2.20%	1,000.00	992.80	11.05	1,014.12	11.17
Catalyst Millburn Hedge Strategy Fund - Class C	2.95%	1,000.00	989.00	14.79	1,010.33	14.95
Catalyst Millburn Hedge Strategy Fund - Class C-1	2.95%	1,000.00	994.00	14.83	1,010.33	14.95
Catalyst Millburn Hedge Strategy Fund - Class I	1.95%	1,000.00	994.00	9.80	1,015.38	9.91
Catalyst Buffered Shield Fund - Class A	1.48%	1,000.00	1,053.80	7.66	1,017.74	7.53
Catalyst Buffered Shield Fund - Class C	2.23%	1,000.00	1,050.40	11.52	1,013.96	11.32
Catalyst Buffered Shield Fund - Class I	1.23%	1,000.00	1,054.90	6.37	1,019.00	6.26

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

CatalystHedge-SA21

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)  Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 7, 2022